As filed electronically with the Securities and Exchange Commission on January 31, 2005.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Registration No. 33-90888
Pre-Effective Amendment No.
Post-Effective Amendment No.	26

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
1940 Act File No. 811-9010

Amendment No.	28

(Check appropriate box or boxes.)

Transamerica Investors, Inc.

(Exact Name of Registrant as Specified in Charter)

1150 South Olive, Los Angeles, California 90015

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (213) 742-2111

John K. Carter, Esq. 570 Carillon Parkway St. Petersburg, Florida 33716

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.

☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.

☐	On (Date), pursuant to paragraph (a) (1) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (2) of Rule 485.

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	On February 1, 2005 pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Transamerica Premier Institutional Funds

Prospectus - February 1, 2005

Transamerica Premier Institutional Small/Mid Cap Value Fund

Transamerica Premier Institutional Large Cap Value Fund

Transamerica Premier Institutional Small/Mid Cap Growth Fund

Transamerica Premier Institutional Diversified Equity Fund

Transamerica Premier Institutional Bond Fund

Transamerica Premier Institutional High Yield Bond Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Listed in this prospectus are the investment objective and principal investment strategies for each Transamerica Premier Institutional Fund (each, a “Fund” and collectively, the “Funds”). The Funds are managed by Transamerica Investment Management, LLC (“TIM” or “Investment Adviser”). The Funds’ investment objectives and strategies are non-fundamental which means that the Board of Directors may change a Fund’s investment objective and strategies at any time without shareholder approval. The Funds will provide 60 days’ written notice to shareholders prior to any such change.

As with any investment, there can be no guarantee that the Funds will achieve their investment objectives. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; consequently, loss of money is a risk of investing in the Funds.

TRANSAMERICA PREMIER INSTITUTIONAL –

SMALL/MID CAP VALUE FUND

OBJECTIVE

The Fund seeks to maximize total return.

PRINCIPAL STRATEGIES AND POLICIES

The Fund’s investment adviser, TIM, seeks to achieve this objective by investing, under normal conditions, at least 80% of the Fund’s assets in small- and mid-cap equity securities of domestic companies. The Fund defines small- and mid-cap equity securities as equity securities of companies whose market capitalization falls within the range of $100 million to $8 billion.

TIM generally will invest in small- and mid-cap value stocks with certain value characteristics, such as low price/earnings, price/book, and price/cash flow ratios. These characteristics are evaluated based upon a proprietary analysis of normalized levels of profitability. TIM’s security selection process favors companies with above-average, normalized net margins; returns on equity; returns on assets; free cash flow generation and revenue and earnings growth rates. Trends in balance sheet items including inventories, account receivables and payables are scrutinized as well. TIM also reviews the company’s products/services, market position, industry condition, financial and accounting policies, and quality of management. Securities of issuers that possess the greatest combination of the aforementioned attributes are then prioritized as candidates for purchase.

TIM may invest in securities that may be out of favor, including turnarounds, cyclical companies, companies reporting poor earnings, and companies whose share prices have declined sharply or that are not widely followed by other investors.

TIM may also invest in cash or cash equivalents for temporary defensive purposes under adverse or unstable market conditions. To the extent it is invested in these instruments, the Fund may not be able to achieve its investment objective and it could reduce the benefit of any upswing in the market.

PRINCIPAL RISKS

The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. Because the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. The value of equity securities can fall due to deterioration in the issuing company’s financial condition or adverse general economic or market conditions. As an equity fund, this Fund’s performance may vary more than fixed-income funds over short periods.

A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company’s value or the factors that the manager believes will increase the price of the security do not occur.

The Fund’s policy of investing in securities that may be out of favor, including turnarounds, cyclical companies, companies reporting poor earnings, and companies whose share prices have declined sharply or that are not widely followed by other investors, differs from the approach followed by many other mutual funds.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly during economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in economic downturns. These companies may have relatively weak balance sheets; and during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Such companies often have limited product lines, markets, or financial resources; and their management may lack depth and experience. Such companies usually do not pay significant dividends and their securities may be less liquid than large companies.

INVESTOR PROFILE

The Fund may be appropriate for long-term investors who are able to tolerate the volatility that exists with investing in small- to mid-sized company stocks.

PAST PERFORMANCE

Because the Fund commenced operations on February 1, 2005, no historical performance information is presented here. Performance information will be presented for the Fund after it has been in operation for one complete calendar year.

TRANSAMERICA PREMIER INSTITUTIONAL –

SMALL/MID CAP VALUE FUND

FEES AND EXPENSES

The table below provides a breakdown of the expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (load) imposed on purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee on shares held 5 trading days or less (as a % of amount redeemed)	None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

Management Fees	0.83%
Distribution and Service (12b-1) Fees	N/A
Other Expenses	0.25%

Total Annual Fund Operating Expenses[1]	1.08%
Expense Reduction[2]	(0.23)%
Net Operating Expenses	0.85%

[1]	The Fund’s total operating expenses include the maximum management fees and other expenses. Because the Fund commenced operations February 1, 2005, “Other Expenses” are estimates.

[2]	TIM has contractually agreed to waive part of its Management Fee and/or to reimburse any other operating expenses for at least one year to ensure that annualized expenses for the Fund (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed 0.85%. This measure will increase the Fund’s return. TIM may, from time to time, assume additional expenses.

EXAMPLE

This example is here to help you compare the cost of investing in this Fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

	1 year	3 years
Institutional Small/Mid Cap Value	$87	$321

You should not consider the information contained in the above examples a representation of future expenses. The actual expenses may be more or less than those shown.

ADDITIONAL INFORMATION

Management

Investment Adviser:

Transamerica Investment Management, LLC

1150 South Olive Street, Suite 2700

Los Angeles, California 90015

Advisory Fee:

0.83% of Average Daily Net Assets

Portfolio Managers

John C. Riazzi

Chief Executive Officer & Portfolio Manager

John C. Riazzi, CFA, is Chief Executive Officer and Portfolio Manager at TIM. Mr. Riazzi manages sub-advised funds and separate accounts in the value discipline. Prior to joining TIM in 2001, he was President and Chief Investment Officer for Dean Investment Associates from 1989 to 2001. Mr. Riazzi holds a B.A. in economics from Kenyon College and is a Chartered Financial Analyst. He has 17 years of investment experience.

Michelle E. Stevens

Vice President and Portfolio Manager

Michelle E. Stevens, CFA, is Vice President and Portfolio Manager at TIM. Ms. Stevens manages institutional separate accounts in the value equity discipline. Prior to joining TIM in 2001, she served as Vice President and Director of small, mid, and flex cap investing for Dean Investment Associates from 1999 to 2001. Ms. Stevens holds an M.B.A. in economics from Wittenberg University. She is a Chartered Financial Analyst and has 10 years of investment experience.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

Disclosure of Portfolio Holdings

A detailed description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information. In addition, investors should note that the Fund publishes its holdings on its website at www.transamericafunds.com 30 days after the end of each calendar quarter. Such information will remain online for six months.

2

TRANSAMERICA PREMIER INSTITUTIONAL –

LARGE CAP VALUE FUND

This Fund has not commenced operations as of February 1, 2005.

OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES AND POLICIES

The Fund’s investment adviser, TIM, seeks to achieve the Fund’s objective by investing at least 80% of the Fund’s assets in a broadly diverse portfolio of large-cap U.S. issuers and foreign issuers whose shares trade on a U.S. stock exchange. These issuers will have public stock market capitalizations based on shares available for trading on an unrestricted basis within the range of the market capitalization of companies constituting the Russell 1000 Value Index at the time of investment. The Fund is not required to limit its investments to securities in the Russell 1000 Value Index. The capitalization of the Russell 1000 Value Index is currently between $340 million and $243 billion. If the capitalization moves out of this range, the Fund may, but it is not required to, sell the security.

The Fund seeks a portfolio consisting of companies with above-average capitalizations and low to moderate valuations. TIM uses an intrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long-term, above-average rate of return. In projecting free cash flows and determining earnings potential, TIM uses multiple factors such as:

•	the quality of the company’s management team
•	the company’s ability to earn returns on capital in excess of the cost of capital
•	competitive barriers to entry
•	the financial condition of the company

TIM uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual companies. The Fund’s portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment. TIM takes a long-term approach to investing.

TIM may invest in securities that may be out of favor, including turnarounds, cyclical companies, companies reporting poor earnings, and companies whose share prices have declined sharply or that are not widely followed by other investors.

TIM may also invest in cash or cash equivalents for temporary defensive purposes under adverse or unstable market conditions. To the extent it is invested in these instruments, the Fund may not be able to achieve its investment objective and it could reduce the benefit of any upswing in the market.

PRINCIPAL RISKS

The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. Because the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. The value of equity securities can fall due to deterioration in the issuing company’s financial condition or adverse general economic or market conditions.

A value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company’s value or the factors that the manager believes will increase the price of the security do not occur.

The Fund’s policy of investing in securities that may be out of favor, including turnarounds, cyclical companies, companies reporting poor earnings, and companies whose share prices have declined sharply or that are not widely followed by other investors, differs from the approach followed by many other mutual funds.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly during economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in economic downturns. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations.

Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers are subject. These risks include: changes in currency values; currency speculation; different regulations of securities markets; more complex business negotiations; less liquidity; higher transaction costs; political instability and small markets; and different market trading days.

INVESTOR PROFILE

The Fund is intended for investors who seek superior, long-term performance with below-average volatility.

PAST PERFORMANCE

Because the Fund commenced operations on February 1, 2005, no historical performance information is presented here. Performance information will be presented for the Fund after it has been in operation for one complete year.

3

TRANSAMERICA PREMIER INSTITUTIONAL –

LARGE CAP VALUE FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (load) imposed on purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee on shares held 5 trading days or less (as a % of amount redeemed)	None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

Management Fees	%
Distribution and Service (12b-1) Fees	%
Other Expenses	%

Total Annual Fund Operating Expenses[1]	%

Expense Reduction[2]	%
Net Operating Expenses	%

[1]	The Fund’s total operating expenses include the maximum management fees and other expenses. Because the Fund commenced operations February 1, 2005, “Other Expenses” are estimates.

[2]	TIM has contractually agreed to waive part of its Management Fee and/or to reimburse any other operating expenses for at least one year to ensure that annualized expenses for the Fund (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed %. This measure will increase the Fund’s return. TIM may, from time to time, assume additional expenses.

EXAMPLE

This example is here to help you compare the cost of investing in this Fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

	1 year	3 years
Institutional Large Cap Value

You should not consider the information contained in the above examples a representation of future expenses. The actual expenses may be more or less than those shown.

ADDITIONAL INFORMATION

Management

Investment Adviser:

Transamerica Investment Management, LLC

1150 South Olive Street, Suite 2700

Los Angeles, California 90015

Advisory Fee:

% of Average Daily Net Assets

Portfolio Manager

John C. Riazzi

Chief Executive Officer & Portfolio Manager

John C. Riazzi, CFA, is Chief Executive Officer and Portfolio Manager at TIM. Mr. Riazzi manages sub-advised funds and separate accounts in the value discipline. Prior to joining TIM in 2001, he was President and Chief Investment Officer for Dean Investment Associates from 1989 to 2001. Mr. Riazzi holds a B.A. in economics from Kenyon College and is a Chartered Financial Analyst. He has 17 years of investment experience.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

Disclosure of Portfolio Holdings

A detailed description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information. In addition, investors should note that the Fund publishes its holdings on its website at www.transamericafunds.com 30 days after the end of each calendar quarter. Such information will remain online for six months.

4

TRANSAMERICA PREMIER INSTITUTIONAL –

SMALL/MID CAP GROWTH FUND

This Fund has not commenced operations as of February 1, 2005.

OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES AND POLICIES

The Fund’s investment adviser, TIM, seeks to achieve the Fund’s objective by investing at least 80% of the Fund’s assets in a diverse portfolio of small- and mid-sized U.S. issuers and foreign issuers whose shares trade on a U.S. stock exchange. These issuers will have capitalizations below $5 billion at the time of investment.

TIM selects stocks that are issued by companies which, in its opinion, show:

•	strong potential for steady growth
•	high barriers to competition

TIM may also invest in cash or cash equivalents for temporary defensive purposes under adverse or unstable market conditions. To the extent it is invested in these instruments, the Fund may not be able to achieve its investment objective and it could reduce the benefit of any upswing in the market.

PRINCIPAL RISKS

The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. Because the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. The value of equity securities can fall due to deterioration in the issuing company’s financial condition or adverse general economic or market conditions. As an equity fund, this Fund’s performance may vary more than fixed-income funds over short periods.

Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Such companies often have limited product lines, markets, or financial resources; and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market and their securities may be less liquid than large companies.

Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in a sharp price decline. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers are subject. These risks include: changes in currency values; currency speculation; different regulations of securities markets; more complex business negotiations; less liquidity; higher transaction costs; political instability and small markets; and different market trading days.

INVESTOR PROFILE

This Fund may be appropriate for investors who are long-term investors and can tolerate volatility.

PAST PERFORMANCE

Because the Fund commenced operations on February 1, 2005, no historical performance information is presented here. Performance information will be presented for the Fund after it has been in operation for one complete calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) imposed on purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee on shares held 5 trading days or less (as a % of amount redeemed)	None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

Management Fees	%
Distribution and Service (12b-1) Fees	%
Other Expenses	%

Total Annual Fund Operating Expenses[1]	%
Expense Reduction[2]	%
Net Operating Expenses	%

[1]	The Fund’s total operating expenses include the maximum management fees and other expenses. Because the Fund commenced operations February 1, 2005, “Other Expenses” are estimates.

[2]	TIM has contractually agreed to waive part of its Management Fee and/or to reimburse any other operating expenses for at least one year to ensure that annualized expenses for the Fund (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed %. This measure will increase the Fund’s return. TIM may, from time to time, assume additional expenses.

5

TRANSAMERICA PREMIER INSTITUTIONAL –

SMALL/MID CAP GROWTH FUND

EXAMPLE

This example is here to help you compare the cost of investing in this Fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

	1 year	3 years
Institutional Small/Mid Cap Growth

You should not consider the information contained in the above examples a representation of future expenses. The actual expenses may be more or less than those shown.

ADDITIONAL INFORMATION

Management

Investment Adviser:

Transamerica Investment Management, LLC

1150 South Olive Street, Suite 2700

Los Angeles, California 90015

Advisory Fee:

         % of Average Daily Net Assets

Portfolio Managers

Christopher J. Bonavico, CFA

Vice President & Portfolio Manager

Christopher J. Bonavico is Vice President and Portfolio Manager at TIM. Mr. Bonavico is also the Co-Manager of the Transamerica Premier Growth Opportunities Fund and the Transamerica Premier Focus Fund. He also manages sub-advised funds and institutional separate accounts in the total return and small/mid growth discipline. Prior to joining Transamerica, Mr. Bonavico worked as a research analyst for Salomon Brothers. He joined TIM in 1993 and has 14 years of investment experience. Mr. Bonavico received a B.S. in economics from the University of Delaware and is a Chartered Financial Analyst.

Kenneth F. Broad, CFA

Vice President & Portfolio Manager

Kenneth F. Broad is Vice President and Portfolio Manager at TIM. Mr. Broad is also the Co-Manager of the Transamerica Premier Growth Opportunities Fund and the Transamerica Premier Focus Fund. He also manages sub-advised funds and institutional separate accounts in the total return and small/mid growth discipline. Prior to joining TIM in 2000, Mr. Broad was Vice President and Portfolio Manager with The Franklin Templeton Group from 1994 to 2000. He holds an M.B.A. from the University of California at Los Angeles and received his B.S. in economics from Colgate University. He is a Chartered Financial Analyst.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

Disclosure of Portfolio Holdings

A detailed description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information. In addition, investors should note that the Fund publishes its holdings on its website at www.transamericafunds.com 30 days after the end of each calendar quarter. Such information will remain online for six months.

6

TRANSAMERICA PREMIER INSTITUTIONAL –

DIVERSIFIED EQUITY FUND

OBJECTIVE

The Fund seeks to maximize capital appreciation.

PRINCIPAL STRATEGIES AND POLICIES

The Fund’s investment adviser, TIM, generally invests at least 80% of the Fund’s assets in a diversified portfolio of domestic equity securities issued by companies of all sizes. Generally, however, TIM will invest in the securities of companies whose market capitalization (total market value of publicly traded securities) is greater than $500 million.

TIM typically invests the Fund’s holdings in fewer than 60 well-researched companies.

TIM uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual companies. The Fund’s portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment. TIM uses an intrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing long-term, above-average rates of return. In projecting free cash flows and determining earnings potential, TIM uses multiple factors such as:

•	the quality of the management team

•	the company’s ability to earn returns on capital in excess of the cost of capital

•	competitive barriers to entry

•	the financial condition of the company

The Fund may also invest in cash or cash equivalents for temporary defensive purposes under adverse or unstable market conditions. To the extent it is invested in these instruments, the Fund may not achieve its investment objectives and it could reduce the benefit of any upswing in the market.

PRINCIPAL RISKS

The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The value of equity securities can fall due to deterioration in the issuing company’s financial condition or adverse general economic or market conditions. As an equity fund, this Fund’s performance may vary more than fixed-income funds over short periods. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

Because the Fund can invest in companies of all sizes it may be exposed to the risk of investing in small- and mid- capitalization companies. Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Such companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market and their securities may be less liquid than large companies.

In addition, TIM may utilize various approaches to equity investing. For instance, a value stock may not increase in price as anticipated by the manager if other investors fail to recognize the company’s value or the factors that the manager believes will increase the price of the security do not occur. Whereas, growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in a sharp price decline. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

INVESTOR PROFILE

The Fund is intended for investors who are willing and financially able to take on significant market volatility and investment risk in pursuit of long-term capital growth.

PAST PERFORMANCE

Because the Fund commenced operations on February 1, 2005, no historical performance information is provided here. Performance information will be presented for the Fund after it has been in operation for one complete year.

7

TRANSAMERICA PREMIER INSTITUTIONAL –

DIVERSIFIED EQUITY FUND

FEES AND EXPENSES

The table below provides a breakdown of the expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (load) imposed on purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee on shares held 5 trading days or less (as a % of amount redeemed)	None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

Management Fees	0.73%
Distribution and Service (12b-1) Fees	N/A
Other Expenses	0.25%

Total Annual Fund Operating Expenses[1]	0.98%
Expense Reduction[2]	(0.23)%
Net Operating Expenses	0.75%

[1]	The Fund’s total operating expenses include the maximum management fees and other expenses. Because the Fund commenced operations February 1, 2005, “Other Expenses” are estimates.

[2]	TIM has contractually agreed to waive part of its Management Fee and/or to reimburse any other operating expenses for at least one year to ensure that annualized expenses for the Fund (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed 0.75%. This measure will increase the Fund’s return. TIM may, from time to time, assume additional expenses.

EXAMPLE

This example is here to help you compare the cost of investing in this Fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

	1 year	3 years
Institutional Diversified Equity	$77	$289

You should not consider the information contained in the above examples a representation of future expenses. The actual expenses may be more or less than those shown.

ADDITIONAL INFORMATION

Management

Investment Adviser:

Transamerica Investment Management, LLC

1150 South Olive Street, Suite 2700

Los Angeles, California 90015

Advisory Fee:

0.73% of Average Daily Net Assets

Portfolio Managers

Gary U. Rollé, CFA

President and Chief Investment Officer

Gary U. Rollé is President and Chief Investment Officer of TIM. Mr. Rollé is also the Lead Equity Manager of the Transamerica Premier Balanced Fund and Co-Manager of the Transamerica Premier Core Equity Fund. Mr. Rollé also manages sub-advised funds and institutional separate accounts in the growth discipline. He joined TIM in 1967. Mr. Rollé holds a B.S. in chemistry and economics from the University of California at Riverside and is a Chartered Financial Analyst.

Jeffrey S. Van Harte, CFA

Senior Vice President, Head of Equity Investments & Portfolio Manager

Jeffrey S. Van Harte is Senior Vice President and Head of Equity Investments at TIM. Mr. Van Harte is the Lead Manager for the Transamerica Premier Equity Fund. He also manages sub-advised funds and institutional separate accounts in the large growth discipline Mr. Van Harte has been with TIM since 1980. Mr. Van Harte holds a B.A. in finance from California State University at Fullerton and is a Charter Financial Analyst.

Daniel J. Prislin, CFA

Vice President & Portfolio Manager

Daniel J. Prislin is Vice President and Portfolio Manager at TIM. Mr. Prislin is also the Co-Manager of the Transamerica Premier Core Equity Fund and the Transamerica Premier Focus Fund. He also manages institutional separate accounts in the value discipline. Prior to joining TIM, Mr. Prislin was Assistant Portfolio Manager for The Franklin Templeton Group. He joined TIM in 1998 and has 9 years of investment experience. Mr. Prislin holds an M.B.A. and B.A. in business administration from the University of California, Berkeley and is a Chartered Financial Analyst.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

Disclosure of Portfolio Holdings

A detailed description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information. In addition, investors should note that the Fund publishes its holdings on its website at www.transamericafunds.com 30 days after the end of each calendar quarter. Such information will remain online for six months.

8

TRANSAMERICA PREMIER INSTITUTIONAL –

BOND FUND

OBJECTIVE

The Fund seeks to achieve a high total return consistent with preservation of principal.

PRINCIPAL STRATEGIES AND POLICIES

The Fund’s investment adviser, TIM, generally invests at least 80% of its assets in a diversified selection of bonds, including investment-grade corporate and government bonds and mortgage-backed securities. Investment-grade bonds are rated Baa or higher by Moody’s Investors Service (Moody’s) and BBB or higher by Standard & Poor’s Corporation (S&P®) (see Summary of Bond Ratings). TIM looks for bonds with strong credit characteristics and additional returns as bond prices increase.

Moody’s and S&P® are private companies which rate bonds for quality. Maturities of these bonds are primarily less than 30 years. The Fund may also invest up to 20% of its assets in lower-rated securities, which are commonly referred to as “high yield” or “junk” bonds. Those securities are rated Ba1 by Moody’s and BB+ or lower by S&P®. It may also invest in unrated securities of similar quality, based on TIM’s analysis of those securities. The Fund’s investments may also include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, publicly traded corporate securities, municipal obligations and mortgage-backed securities.

TIM uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching the issuers. The Fund’s portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in TIM’s opinion.

TIM’s bond research team performs extensive, ongoing analysis of bond issues and the markets in which they are sold. Through its proprietary evaluation and credit research, the bond team:

•	Seeks out bonds that have strong credit characteristics that may not be fully reflected in their market price.

•	Seeks to accumulate additional return as the prices of such bonds increase.

The returns of the Fund are produced by income from longer-term securities and capital changes that may occur as the result of owning bonds whose credit strength was undervalued at the time of purchase.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes under adverse or unstable market conditions. To the extent it is invested in these instruments, the Fund may not achieve its investment objective and it could reduce the benefit of any upswing in the market.

PRINCIPAL RISKS

The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The value of the Fund can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. To the extent the Fund invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the Fund to reinvest these assets at a potentially lower rate of return.

To the extent this Fund invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer’s non-payment of principal or interest; and its performance is subject to more variance due to market conditions than higher-rated bond funds. While lower-rated bonds make up a small percentage of the Fund’s assets, they also carry higher risks. These risks can include: a higher possibility of failure, especially during periods when the economy slows; less liquidity in the bond market than other types of bonds; and prices which are more volatile due to their lower ratings.

An increase in interest rates tends to cause bond prices to fall, whereas a decrease in interest rates tend to cause bond prices to rise. The prices of bonds with longer-term maturities typically fluctuate more sharply when interest rates go up or down than the prices of bonds with shorter-term maturities. Since bonds with longer-term maturities may have a large presence in this Fund, the Fund may be affected more acutely by interest rate changes than if it invested more heavily in short-term bonds. Investors should note that interest rates are still near historic lows.

The Fund’s investments are also subject to inflation risk, which is the uncertainty that dollars invested may not buy as much in the future as they do today. Longer-maturity bond funds are more subject to this risk than money market or stock funds.

INVESTOR PROFILE

The Fund may be appropriate for investors who have the perspective, patience, and financial ability to take on average bond price volatility in pursuit of a high total return.

PAST PERFORMANCE

Because the Fund commenced operations on February 1, 2005, no historical performance information is presented here. Performance information will be presented for the Fund after it has been in operation for one complete calendar year.

9

TRANSAMERICA PREMIER INSTITUTIONAL –

BOND FUND

FEES AND EXPENSES

The table below provides a breakdown of the expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (load) imposed on purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee on shares held 5 trading days or less (as a % of amount redeemed)	None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

Management Fees	0.43%
Distribution and Service (12b-1) Fees	N/A
Other Expenses	0.25%

Total Annual Fund Operating Expenses[1]	0.68%
Expense Reduction[2]	(0.23)%
Net Operating Expenses	0.45%

[1]	The Fund’s total operating expenses include the maximum management fees and other expenses. Because the Fund commenced operations February 1, 2005, “Other Expenses” are estimates.

[2]	TIM has contractually agreed to waive part of its Management Fee and/or to reimburse any other operating expenses for at least one year to ensure that annualized expenses for the Fund (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed 0.45%. This measure will increase the Fund’s return. TIM may, from time to time, assume additional expenses.

EXAMPLE

This example is here to help you compare the cost of investing in this Fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

	1 year	3 years
Institutional Bond	$46	$194

You should not consider the information contained in the above examples a representation of future expenses. The actual expenses may be more or less than those shown.

ADDITIONAL INFORMATION

Management

Investment Adviser:

Transamerica Investment Management, LLC

1150 South Olive Street, Suite 2700

Los Angeles, California 90015

Advisory Fee:

0.43% of Average Daily Net Assets

Portfolio Managers

Heidi Y. Hu, CFA

Senior Vice President, Head of Fixed Income Investments & Portfolio Manager

Heidi Y. Hu is Senior Vice President and Head of Fixed Income Investments at TIM. Ms. Hu is the Lead Fixed Income Manager of the Transamerica Premier Balanced Fund and Lead Manager of the Transamerica Premier Bond Fund. She also manages sub-advised funds and institutional separate accounts in the balanced and fixed-income disciplines. Prior to joining TIM in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.A. in economics from Lewis & Clark College. Ms. Hu has 17 years of investment experience and is a Chartered Financial Analyst.

Peter O. Lopez

Vice President & Director of Research, Fixed Income

Peter O. Lopez is Vice President and Director of Research, Fixed Income at TIM. Mr. Lopez is the Lead Manager of the Transamerica Premier High Yield Bond Fund and the Transamerica Premier Institutional High Yield Bond Fund, and he manages sub-advised funds and institutional accounts in the fixed-income discipline. Prior to joining TIM, he was Managing Director at Centre Pacific, LLC. Mr. Lopez also previously served as Fixed-Income Analyst for Transamerica Investment Services from 1997-2000. He holds an M.BA. in finance and accounting from The University of Michigan and received a B.A. in economics from Arizona State University. Mr. Lopez has 10 years of experience in fixed-income analysis and is a CFA Level III candidate.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

Disclosure of Portfolio Holdings

A detailed description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information. In addition, investors should note that the Fund publishes its holdings on its website at www.transamericafunds.com 30 days after the end of each calendar quarter. Such information will remain online for six months.

10

TRANSAMERICA PREMIER INSTITUTIONAL –

HIGH YIELD BOND

This Fund has not commenced operations as of February 1, 2005.

OBJECTIVE

The Fund’s investment objective is to seek to achieve high total return.

PRINCIPAL STRATEGIES AND POLICIES

The Fund’s investment adviser, TIM, seeks to achieve its investment objective by investing primarily in debt instruments and convertible securities, with an emphasis on lower-quality securities.

TIM generally invests at least 80% of the Fund’s assets in a diversified portfolio of high-yield, below-investment-grade, debt securities commonly referred to as “junk” bonds. Up to 15% of Fund assets may be invested in bonds rated below Caa by Moody’s or CCC by Standard & Poor’s. Investments may include bonds in the lowest rating category of each rating agency, or unrated bonds that, in TIM’s opinion, are of comparable quality. Such bonds may be in default and are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.

TIM uses a “bottom up” approach to investing. It studies industry and economic trends, but focuses on researching individual issuers. The Fund’s portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in TIM’s opinion. TIM’s fixed-income management team:

•	Seeks to achieve price appreciation and minimize price volatility by identifying bonds that are likely to be upgraded by qualified rating organizations.

•	Employs research and credit analysis to minimize purchasing bonds that may default by determining the likelihood of timely payment of interest and principal.

TIM performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. Because of the greater number of considerations involved in investing in lower-rated bonds, the achievement of the Fund’s objective depends more on the analytical abilities of the portfolio management team than would be the case if the Fund were investing primarily in bonds in the higher rating categories.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes under adverse or unstable market conditions. To the extent it is invested in these instruments, the Fund may not achieve its investment objective and it could reduce the benefit of any upswing in the market.

PRINCIPAL RISKS

The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The value of the Fund can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. Because this Fund invests in bonds, there is less risk of loss over short periods of time than if it invested in equities. However, since this Fund invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer’s non-payment of principal or interest, and its performance is subject to more variance due to market conditions than higher rated bond funds. You should carefully assess the risks associated with an investment in this Fund.

Although lower or non-rated bonds are capable of generating higher yields, investors should be aware that they are also subject to greater price volatility and higher rates of default than investment grade bonds (those rated above Baa by Moody’s or BBB by Standard & Poor’s). Price volatility and higher rates of default are both capable of diminishing the performance of the Fund and the value of your shares. (A summary of bond ratings is available at the end of this prospectus.)

The value of the Fund’s investments will fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. Investors should note that interest rates are still near historic lows. The longer the average maturity of the Fund’s bond portfolio, the greater the fluctuation.

Additionally, although TIM’s bond management team employs comprehensive research and analysis in selecting securities for this portfolio, it cannot guarantee their performance. Likewise, while the bond management team uses time-tested defensive strategies to protect the value of shares during adverse market conditions, it cannot guarantee that such efforts will prevail in the face of changing market conditions.

INVESTOR PROFILE

This Fund may be appropriate for investors who are willing to take substantial risks in pursuit of potentially higher rewards. The risks associated with investments in speculative securities make this Fund suitable only for long-term investment.

PAST PERFORMANCE

Because the Fund commenced operations on February 1, 2005, no historical performance information is presented here. Performance information will be presented for the Fund after it has been in operation for one complete calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (load) imposed on purchases	None
Maximum Deferred Sales Charge (load)	None

Redemption Fee on shares held 5 trading days or less (as a % of amount redeemed)	None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	%
Distribution and Service (12b-1) Fees	%
Other Expenses	%
Total Annual Fund Operating Expenses[1]	%
Expense Reduction[2]	%
New Operating Expenses	%

[1]	The Fund’s total operating expenses include the maximum management fees and other expenses. Because the Fund commenced operations February 1, 2005, “Other Expenses” are estimates.

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TRANSAMERICA PREMIER INSTITUTIONAL –

HIGH YIELD BOND

[2]	TIM has contractually agreed to waive part of its Management Fee and/or to reimburse any other operating expenses for at least one year to ensure that annualized expenses for the Fund (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed %. This measure will increase the Fund’s return. TIM may, from time to time, assume additional expenses.

EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

	1 year	3 years
Institutional High Yield Bond

You should not consider the information contained in the above examples a representation of future expenses. The actual expenses may be more or less than those shown.

ADDITIONAL INFORMATION

Management

Investment Adviser:

Transamerica Investment Management, LLC

1150 South Olive Street, Suite 2700

Los Angeles, California 90015

Advisory Fee:

0.73% Average Daily Net Assets

Portfolio Managers

Heidi Y. Hu, CFA

Senior Vice President & Head of Fixed Income Investments

Heidi Y. Hu is Senior Vice President and Head of Fixed-Income Investments at TIM. Ms. Hu is the Lead Fixed Income Manager of the Transamerica Premier Balanced Fund and Lead Manager of the Transamerica Premier Bond Fund. She also manages sub-advised funds and institutional separate accounts in the balanced and fixed-income disciplines. Prior to joining TIM in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.A. in economics from Lewis & Clark College. Ms. Hu has 17 years of investment experience and is a Chartered Financial Analyst.

Peter O. Lopez

Vice President & Director of Research

Peter O. Lopez is Vice President and Director of Research, Fixed Income at TIM. Mr. Lopez is the Lead Manager of the Transamerica Premier High Yield Bond Fund and Co-Manager the Transamerica Premier Institutional Bond Fund, and he manages sub-advised funds and institutional accounts in the fixed-income discipline. Prior to joining TIM, he was Managing Director at Centre Pacific, LLC. Mr. Lopez also previously served as Fixed-Income Analyst for Transamerica Investment Services from 1997-2000. He holds an M.BA. in finance and accounting from The University of Michigan and received a B.A. in economics from Arizona State University. Mr. Lopez has 10 years of experience in fixed-income analysis and is a CFA Level III candidate.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

Disclosure of Portfolio Holdings

A detailed description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information. In addition, investors should note that the Fund publishes its holdings on its website at www.transamericafunds.com 30 days after the end of each calendar quarter. Such information will remain online for six months.

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TRANSAMERICA PREMIER INSTITUTIONAL FUNDS

SHAREHOLDER INFORMATION

Investment Adviser

The investment adviser, TIM, is solely owned by Transamerica Investment Services, Inc. (“TISI”). TISI is a subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. Transamerica Corporation is a subsidiary of AEGON N.V., an international insurance group.

The Investment Adviser’s duties include, but are not limited to:

•	Supervising and managing the investments of each Fund.

•	Ensuring that investments follow each Fund’s investment objective, strategies, and policies and comply with government regulations.

•	Developing and implementing an investment program for the Funds.

•	Management decisions for each of the Funds are made by a team of expert managers and analysts headed by team leaders (designated as Lead Managers or Co-Managers). The team leaders have primary responsibility for the day-to-day decisions related to their Funds. They are supported by TIM’s entire group of managers and analysts.

Out of its own assets, and not out of the Funds’ assets, TIM (or its affiliates) may pay for distribution and/or administrative services provided by broker-dealers and other financial intermediaries.

Shareholder Services

Transamerica Premier Funds make opening an account, investing in shares and account management as easy and efficient as possible. For your convenience, we also provide a complete range of services to meet your investment and financial transaction needs.

Note: To help the government fight the funding of terrorism and money laundering activities, the USA PATRIOT Act requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account. On your application, be sure to include your name, date of birth (if an individual), residential address, Social Security Number or taxpayer identification number. If you do not provide this information, your account will not be established. If Transamerica Premier Funds cannot verify your identity within 30 days from the date your account is established, your account may be closed based on the next calculated net asset value (“NAV”).

To open your account, all you need to do is:

•	Complete the application;

•	Enclose a check for the amount you want to invest; and

•	Mail these two items to:

Transamerica Premier Funds

P.O. Box 219427

Kansas City, MO 64121-9427

•	You can also make your initial investment by wiring funds from your bank. For instructions on this option, please refer to the section entitled “By Wire” in Buying Shares.

Buying Shares

To the extent authorized by law, Transamerica Premier Funds and each of the Funds reserves the right to discontinue offering shares at any time or to cease operations entirely. Transamerica Premier Funds or its agents may reject a request to purchase shares at any time, in whole or part.

By Mail. For additional investments in the Funds of your choice:

•	Fill out an investment coupon from a previous confirmation statement, or

•	Indicate on your check or a separate piece of paper your name, address and account number.

•	All checks must be made payable to Transamerica Premier Funds.

•	Mail it to:

Transamerica Premier Funds

P.O. Box 219427

Kansas City, MO 64121-9427

•	Once a purchase has been mailed, it is irrevocable and may not be modified or canceled.

By Wire. To make your initial or additional investments in the Funds by wiring money from your bank:

•	Send us your application form (if this is for your initial investment).

•	Instruct your bank to wire money to:

Bank of America, NA

Tampa, FL

ABA number 0260-0959-3

DDA number 5486005514

•	Specify on the wire:

a.	Transamerica Fund Services, Inc.

b.	Identify the Funds you would like to purchase and dollar amount to be allocated to each Fund;

c.	Your account number; and

d.	Your name and address.

•	Wired funds are considered received by us when we receive the wire and all of the required information stated previously.

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TRANSAMERICA PREMIER INSTITUTIONAL FUNDS

•	If Transamerica Fund Services, Inc. receives your wire before the New York Stock Exchange closes, usually 4:00 p.m. Eastern time, the money is credited that same day if you have supplied all other needed information.

Important Information About Buying Shares

By Mail

•	All investments made by check shall be in U.S. dollars and made payable to Transamerica Premier Funds.

•	Transamerica Premier Funds may not accept money orders, travelers’ checks, credit card convenience checks or cash. Cashier checks may be accepted, subject to the approval of Transamerica Premier Funds.

•	When you make investments by check, you must wait 15 calendar days before you can redeem that investment.

•	Once a purchase has been mailed, it is irrevocable and may not be modified or canceled.

In General

•	The price you pay for your shares will be the next determined net asset value after your purchase order and all required information is received and accepted.

•	We reserve the right to reject any application or investment. There may be circumstances when we will not accept new investments in one or more of the Funds.

•	If you have a securities dealer, bank, or other financial institution handle your transactions with us you may be charged a fee by them.

Minimum Investment

The minimum initial investment is $250,000. The minimum initial investment may be waived from time to time by Transamerica Premier Funds in its discretion.

Selling Shares

Selling shares is also referred to as “redeeming” shares. You can redeem your shares at any time. You’ll receive the net asset value of your redemption after we receive your request, assuming all requirements have been met.

Your written instructions to us to sell shares can be in any of these forms:

•	By letter; or

•	By assignment form or other authorization granting legal power to other individuals to sell your Fund shares.

•	Once a redemption has been mailed, it is irrevocable and may not be modified or canceled.

•	If the amount redeemed is over $100,000, all registered owners must sign a written request and all signatures must be guaranteed. Signature guarantees can usually be provided by securities brokers or dealers, securities exchanges, banks, savings and loan companies and credit unions. Please note that notary publics do not provide this service.

Important Information About Selling Shares

Redemption Timetables & Practices

How long it takes

Provided your redemption request is in good order, your redemption check is usually mailed to you on the second business day after we receive your request. It will not be sent later than seven days after we receive your request. If we need additional information, we will contact you.

Postponements

Transamerica Premier Funds may only postpone redemptions under circumstances authorized by applicable law.

Purchase checks must clear prior to redeeming shares

Purchases will be held at Transamerica Premier Funds for 15 calendar days for funds to clear before they are eligible for redemption. Certain exceptions may apply.

When Pricing Occurs

All redemptions are made and the price of your shares is determined at the net asset value per share next determined after we receive your redemption request in good order.

Dollar Amounts Only

We cannot process redemption requests for a certain date or price per share. We can only process redemption requests for the dollar amount that you state.

Large Redemptions

For redemptions greater than $250,000, Transamerica Premier Funds reserves the right to give you marketable securities instead of cash.

Change of Address

If you request a redemption check within 10 days of your address change, you must send us your request in writing with a signature guarantee. Keep your address current by writing or calling us with your new address as soon a possible.

Proceeds to Registered Owner

Except when transferring redemption proceeds to a new custodian of a tax-qualified plan, we will make all payments to the registered owner of the shares, unless you instruct us to do otherwise in writing.

All Checks Go To Address of Record

We will mail all checks to the address on the account, unless you instruct us in writing to do otherwise.

Authorized Signatures

When redemption requests are made on behalf of a corporation, partnership, trust, fiduciary, agent or unincorporated association, the individual signing the request must be authorized.

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TRANSAMERICA PREMIER INSTITUTIONAL FUNDS

Involuntary Redemptions

Each Fund reserves the right to close your account if the account value falls below the Fund’s minimum initial investment level, or you are deemed to engage in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the Fund (such as market timing), to the fullest extent permitted by law.

Involuntary redemptions are subject to applicable redemption fees unless the Funds provide a waiver.

Market Timing/Frequent Purchases and Redemptions

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into a Fund when its share price is expected to rise and taking money out when its share price is expected to fall, and switching from one Fund to another and then back again after a short period of time. As money is shifted in and out, a Fund incurs expenses for buying and selling securities. Frequent purchases, redemptions or exchanges of Fund shares disrupt portfolio management, hurt Fund performance and drive Fund expenses higher. These costs are borne by all shareholders, including long-term investors who do not generate these costs.

The Funds’ Board of Directors has approved policies and procedures that are designed to discourage market timing or excessive trading, which include limitations on the number of transactions in Fund shares, as described below, and redemption fees on frequent transactions as previously described. If you intend to engage in such practices, we request that you do not purchase shares of any of the Funds. Each Fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which it reasonably determines to be in connection with market timing or excessive trading. The Funds generally will consider four or more exchanges between Funds, or frequent purchases and redemptions having a similar effect, during any rolling three-month period to be evidence of market timing or excessive trading by a shareholder or by accounts under common control (for example, related shareholders, or a financial adviser with discretionary trading authority over multiple accounts). However, the Funds reserve the right to determine less active trading to be “excessive” or related to market timing.

While the Funds discourage market timing and excessive short-term trading, the Funds cannot always recognize or detect such trading, particularly if it is facilitated by financial intermediaries or done through omnibus account arrangements. In addition, implementation of the Funds’ restrictions against market timing and excessive trading may require the cooperation of financial intermediaries, which cannot necessarily be assured.

The Funds do not permit market timing. Do not invest with us if you are a market timer.

Exchanging Shares Between Funds

Exchanging shares that you own in one Fund for shares in another enables you to redirect your investment dollars. Each Fund has a different portfolio of investments designed to fulfill a specific financial goal. Assess your changing needs for growth, income and capital preservation. As your investment needs change, you may find it beneficial to exchange shares to the Funds whose purposes most closely match your current personal goals.

Once an exchange has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Exchanges are designed to help you more closely align your investments with your personal investment objectives and risk tolerance levels.

Here’s what you need to do:

•	To exchange shares by mail or telephone, use the same procedures you would in buying shares. Exchanges are available to any resident of any state in which Fund shares are legally sold.

•	Exchanges are accepted only if the ownership registrations of both accounts are identical.

•	The exchange option can be modified or terminated at any time.

•	Exchanges are treated as a sale of shares from one Fund and the purchase of shares in another Fund and, therefore, could be taxable events.

•	Exchanges into or out of the Funds are made at the next determined net asset value per share after we receive all necessary information.

INVESTOR REQUIREMENTS & SERVICES

Taxpayer Identification Numbers

•	You must provide your taxpayer identification number.

•	You must state whether you are subject to backup withholding for prior under-reporting.

•	Without your taxpayer identification number, redemptions, exchanges, dividends and capital gains distributions will be subject to federal withholding tax.

Changes of Address

By Written Request. Send us a written notification signed by all registered owners of your account. Include:

a.	The name of your Fund(s);

b.	The account number(s);

c.	The names on the account(s); and

d.	Both old and new addresses.

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TRANSAMERICA PREMIER INSTITUTIONAL FUNDS

E-MAIL. AS E-MAIL IS NOT SECURE AND DOES NOT ENABLE US TO VERIFY YOUR SHAREHOLDER AND TRANSACTION INFORMATION, WE CANNOT RESPOND TO ACCOUNT-SPECIFIC REQUESTS RECEIVED VIA EMAIL. FOR YOUR PROTECTION, WE ASK THAT ALL TRANSACTION REQUESTS BE SUBMITTED ONLY VIA PHONE OR MAIL.

Toll free number:	1-800-89-ASK-US (1-800-892-7587)

Address:	Transamerica Premier Funds P.O. Box 219427 Kansas City, MO 64121-9427

Website:	www.transamericafunds.com

Signature Guarantees

A signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange.

A signature guarantee is required if any of the following is applicable:

•	You request a redemption above $100,000.

•	You would like a check made payable to anyone other than the shareholder(s) of record.

•	You would like a check mailed to an address which has been changed within 10 days of the redemption request.

•	You would like a check mailed to an address other than the address of record.

•	You would like your redemption proceeds wired to a bank account other than a bank account of record.

•	Adding or removing a shareholder from an account.

The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.

•	The transaction amount exceeds the surety bond limit of the signature guarantee.

•	The guarantee stamp has been reported as stolen, missing or counterfeit.

Transferring Ownership of Shares

To transfer ownership of your shares to another person or organization, or to change the name on an account, you must send us written instructions. This request must be signed by all registered owners of your account and the signatures must be guaranteed.

To change the name on an account, the shares must be transferred to a new account. This request must include a signature guarantee. This option is not available for pension and retirement savings programs. Please call 1-800-89-ASK-US for additional information.

Reservation of Rights

We reserve the right to amend, suspend, or discontinue any of these options at any time without prior notice.

Your Guide To: Dividends & Capital Gains

Investment income generated by our Funds consists of dividends and capital gains. Substantially all of this income is distributed to our shareholders. As a shareholder, you can receive distributions of dividends and capital gains in one of three ways.

Your Distribution Options:

Reinvesting allows you to buy additional shares of the same Fund or any other Fund of your choice with the investment income generated by your current Fund.

Cash & Reinvesting allows you to choose either your dividends or your capital gains to be paid to you in cash. The other source of investment income will be reinvested in the same Fund or any other Fund of your choice.

All Cash allows you to have both dividends and capital gains paid to you in cash.

Unless you specify another option, we will reinvest all your dividends and capital gains distributions in additional shares of the same Fund from which it was earned.

How, When & At What Price

Distributions:

•	Are made on a per-share basis to shareholders of record as of the distribution date of that Fund, regardless of how long the shares have been held.

•	Capital gains, if any, are generally distributed annually for all Funds.

•	If you buy shares just before or on a record date, you will pay the full price for the shares and then you will receive a portion of the price back as a taxable distribution.

Dividend Payment Schedules:

Fund	When It Pays
Premier Institutional Small/Mid Cap Value Fund	Annually
Premier Institutional Large Cap Value Fund	Annually
Premier Institutional Small/Mid Cap Growth Fund	Annually
Premier Institutional Diversified Equity Fund	Annually
Premier Institutional Bond Fund	Monthly
Premier Institutional High Yield Bond Fund	Monthly

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TRANSAMERICA PREMIER INSTITUTIONAL FUNDS

Your Guide to Federal Taxes and Your Fund Shares

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. Following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers:

•	Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

•	Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

•	A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

•	Distributions of earnings from non-qualifying dividends interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

Dividends and short term capital gains paid by a Fund will be taxable to its shareholders as ordinary income whether reinvested or paid in cash. See “Your Guide to Federal Taxes” above.

Long-term capital gains distributions paid by a Fund will be taxable to its shareholders as long-term capital gains, regardless of how long the shares have been held, whether reinvested or paid in cash.

Corporate dividends-received deduction. To the extent that a Fund earns qualifying dividends, a portion of the dividends paid to its corporate shareholders may qualify for the corporate dividends-received deduction.

Annual tax reporting documentation. After each calendar year, we will notify you of the amount and type of distributions you received from each Fund for federal tax purposes.

Purchases just prior to distributions. If you are planning to buy shares of a Fund just prior to its scheduled distribution of dividends or capital gains, please call 1-800-89-ASK-US for information on tax considerations before doing so. Purchasing shares at such times will result in a taxable event which you may wish to avoid.

Redemptions and exchanges of shares are taxable events which may represent gains or losses for you.

Correct taxpayer identification numbers must be furnished by shareholders to avoid backup withholding of federal income tax on distributions, redemptions and exchanges.

Non-resident alien withholding. Shareholders that are not U.S. persons under the Internal Revenue Code are subject to different tax rules. Dividends and capital gains distributions may be subject to nonresident alien withholding.

Backup withholding status. You will also be asked to certify that you are not subject to backup withholding for failure to report income to the Internal Revenue Service.

Other Taxes

State and Local Taxes. In addition to federal taxes, you may be subject to state and local taxes on payments received from the Funds.

Possible Partial Dividend Exemptions. Depending on your state’s tax rules, a portion of dividends paid by a Fund that come from direct obligations of the U.S. Treasury and certain federal agencies may be exempt from state and local taxes.

Your Tax Adviser. Check with your own tax adviser regarding specific questions regarding federal, state and local taxes.

Share Price

How Share Price Is Determined

The price at which shares are purchased or redeemed is the net asset value (“NAV”) that is next calculated following receipt and acceptance of a purchase order or receipt of a redemption order by the Fund or an authorized intermediary.

When Share Price Is Determined

The NAV of all Funds is determined only on days that the New York Stock Exchange (“NYSE”) is open.

Purchase orders received and accepted and redemption orders received before the close of business on the NYSE, usually 4:00 p.m. Eastern time, receive the share price determined at the close of the NYSE that day. Purchase and redemption requests received after the NYSE is closed receive the share price at the close of the NYSE the next day the NYSE is open. Purchase and redemption requests by telephone are deemed received when the telephone call is received.

How NAV is Determined

The NAV per share of each Fund is calculated by taking the value of the Fund’s assets, subtracting the Fund’s liabilities, and dividing by the number of shares of the Fund that are then outstanding.

In general, securities and other investments are valued at market value when market quotations are readily available. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities traded on a domestic securities exchange are valued at the last sale price on that exchange on the day the valuation is made. If no sale

17

3TRANSAMERICA PREMIER INSTITUTIONAL FUNDS

is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. When market quotations are not readily available or the Investment Adviser believes it is appropriate, securities and other assets are valued at fair value pursuant to procedures adopted by the Fund’s Board of Directors. Investments in securities maturing in 60 days or less may be valued at amortized cost. Market quotations for securities prices may be obtained from automated pricing services.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Funds’ Board of Directors may, in good faith, establish a fair value for the security in accordance with valuation procedures adopted by the Board of Directors. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades, but before the close of the NYSE, that is likely to have changed the value of such security; or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The valuation committee makes such determinations in good faith in accordance with the Funds’ valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Investment Policy Changes

Transamerica Premier Institutional Small/Mid Cap Value Fund, Transamerica Premier Institutional Large Cap Value Fund, Transamerica Premier Institutional Small/Mid Cap Growth Fund, Transamerica Premier Institutional Diversified Equity Fund, Transamerica Premier Institutional Bond Fund and Transamerica Premier Institutional High Yield Bond Fund, as part of each Fund’s investment policy, invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in this prospectus. Shareholders will be provided with at least 60 days’ prior written notice of any changes in this policy. Such notice will comply with the conditions set forth in any applicable SEC rules then in effect.

NOTE: Unless expressly designated as fundamental, all policies and procedures of the Funds may be changed by the Funds’ Board of Directors without shareholder approval. To the extent authorized by law, Transamerica Premier and each of the Funds reserve the right to discontinue offering shares at any time, or to cease operations entirely.

FINANCIAL HIGHLIGHTS

Financial Highlights are not included in this prospectus as the Funds commenced operations on February 1, 2005.

SUMMARY OF BOND RATINGS

Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody’s Investors Service, Inc. and Standard & Poor’s Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as “junk” bonds.

Investment Grade	Moody’s	Standard & Poor’s
Highest quality	Aaa	AAA

High quality	Aa	AA

Upper medium	A	A

Medium, speculative features	Baa	BBB

Lower Quality
Moderately speculative	Ba	BB

Speculative	B	B

Very speculative	Caa	CCC

Very high risk	Ca	CC

Highest risk, may not be paying interest	C	C

In arrears or default	C	D

18

ADDITIONAL INFORMATION AND ASSISTANCE

You may get more information, at no change, about these Funds by requesting the following:

Annual and Semi-Annual Report

These reports describe the Funds’ performance and list their portfolio holdings and financial condition. The Annual Report also discusses the market conditions and the portfolio managers’ strategies that significantly affected the Funds’ performance during the covered period. The first of these reports, for the period ended June 30, 2005; will be available on or about August 30, 2005 and can be obtained then by calling the phone number below.

Statement of Additional Information (“SAI”)

This document gives additional information about the Funds. The SAI was filed with the Securities and Exchange Commission (“SEC”) and incorporated by reference as part of the prospectus.

To Obtain Information from Transamerica Premier Funds

•	Call 1-800-89-ASK-US (1-800-892-7587):

•	Option 1: to request annual/semi-annual report, SAI, and other literature; and to ask questions about the Funds;

•	Option 2: PremierQuote, automated information and transactions available 24 hours, 7 days a week; or

•	Option 3: shareholder service representative.

•	Write to: Transamerica Premier Funds

  P.O. Box 219427,

  Kansas City, MO 64121-9427

•	Visit our web site at:

www. transamericafunds.com.

To Obtain Information from the SEC

•	Visit the SEC, Public Reference Room, Washington, D.C. to review or copy the prospectus and SAI.

•	Call 1-202-942-8090.

•	Visit the SEC’s Internet web site at http://www.sec.gov.

•	Write to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or send an electronic request to publicinfo@sec.gov for copies of these documents (requires you to pay a duplicating fee). SEC file number: 811-09010

AFSG Securities Corporation, Distributor

1-800-89-ASK-US (1-800-892-7587)

http://www.transamericafunds.com

Transamerica Premier Institutional Funds

Statement of Additional Information – February 1, 2005

Transamerica Premier Institutional Small/Mid Cap Value Fund

Transamerica Premier Institutional Large Cap Value Fund

Transamerica Premier Institutional Small/Mid Cap Growth Fund

Transamerica Premier Institutional Core Equity Fund

Transamerica Premier Institutional Bond Fund

Transamerica Premier Institutional High Yield Bond Fund

About the Statement of Additional Information

Transamerica Investors, Inc. (the “Company”) is an open-end, management investment company. The Company operates as a “series” investment company offering a number of portfolios which are either diversified or non-diversified. This Statement of Additional Information (the “SAI”) pertains to the series of the Company known collectively as the “Transamerica Premier Institutional Funds” (each a “Fund”; collectively, the “Funds”). This SAI is not a prospectus. It contains information additional to that available in the Prospectus.

About the Prospectus

This SAI is incorporated by reference, and should be read in conjunction with the current Prospectus dated February 1, 2005, as it may be supplemented from time to time. The Prospectus is available without charge by calling, 1-800-89-ASK-US (1-800-892-7587).

Terms used in the Prospectus are incorporated by reference in this SAI. We have not authorized any person to give you any other information.

Investment Goals and Policies

The following discussion of investment policies and practices supplements the discussion of those policies and practices found in the Prospectus. These investment strategies and risks of the Funds that are not considered “principal,” in light of their limited importance in achieving a Fund’s investment objectives and how they affect a Fund’s potential risks and returns. This section of the SAI may also provide additional details about certain principal strategies and risks.

High Yield (“Junk”) Bonds

A Fund may purchase high yield bonds (commonly called “junk” bonds). These are lower-rated bonds that involve higher current income but are predominantly speculative because they present a higher degree of credit risk than investment-grade bonds. The Investment Adviser (as that term is defined in the Section titled “Management of the Funds” of this SAI) needs to carefully analyze the financial condition of companies issuing junk bonds. The prices of junk bonds tend to be more reflective of prevailing economic and industry conditions, the issuers’ unique financial situations, and the bonds’ coupon than to small changes in the level of interest rates. But during an economic downturn or a period of rising interest rates, highly leveraged companies can have trouble making principal and interest payments, meeting projected business goals, and obtaining additional financing.

A Fund may also invest in unrated debt securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Changes by recognized rating services in their ratings of a fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect a Fund’s net asset value.

Periods of economic or political uncertainty and change can create volatility in the price of junk bonds. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower rated securities may also be harder to sell than higher rated securities because of negative publicity and investor perceptions of this market, as well as new or proposed laws dealing with high yield securities. For many junk bonds, there is no established retail secondary market. As a result, it may be difficult for the Investment Adviser to accurately value the bonds because they cannot rely on available objective data.

A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Investment Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting a Fund’s investment objectives.

At times, a substantial portion of a Fund’s assets may be invested in securities of which a Fund, by itself or together with other funds and accounts managed by the Investment Adviser, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell these securities when the Investment Adviser believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value.

In order to enforce its rights in the event of a default of these securities, a Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer’s obligations on the securities. This could increase a Fund’s operating expenses and adversely affect a Fund’s net asset value.

Certain securities held by a Fund may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, a Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

A Fund may invest in zero-coupon bonds and payment-in-kind bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and may pay interest either only at maturity, or subsequent to the issue date prior to maturity, rather than at regular intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Certain investment grade securities in which a Fund may invest share some of the risk factors discussed above with respect to lower-rated securities.

Restricted and Illiquid Securities

A Fund may purchase certain restricted securities of U.S. issuers (securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but can be offered and sold to qualified institutional buyers pursuant to Rule 144A under that Act) and limited amounts of illiquid investments, including illiquid restricted securities. These investments may be difficult to sell quickly for their fair market value. Up to 15% of a Fund’s net assets may be invested in securities that are illiquid.

Certain restricted securities that are not registered for sale to the general public but that can be resold to institutional investors under Rule 144A may be considered liquid if a dealer or institutional trading market exists. However, liquidity of a Fund’s investments could be impaired if trading for these securities does not further develop or declines. The Investment Adviser determines the liquidity of Rule 144A securities under guidelines approved by the Board.

Certain repurchase agreements which provide for settlement in more than seven days, however, can be liquidated before the nominal fixed term of seven days. The Investment Adviser will consider such repurchase agreements as liquid. Likewise, restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) and interests in syndicated bank loans that the Board or the Investment Adviser have determined to be liquid will be treated as such.

Derivatives

A Fund may use options, futures, forward contracts, and swap transactions (derivatives). A Fund may purchase, or write, call or put options on securities or on indexes (options) and may enter into interest rate or index futures contracts for the purchase or sale of instruments based on financial indexes (futures contracts), options on futures contracts, forward contracts, and interest rate swaps and swap-related products.

By investing in derivatives, the Investment Adviser may seek to protect a Fund against potentially unfavorable movements in interest rates or securities prices, or attempt to adjust a Fund’s exposure to changing securities prices, interest rates, or other factors that affect securities values. This is done in an attempt to reduce a Fund’s overall investment risk. Although it will not generally be a significant part of a Fund’s strategies, the Investment Adviser may also use derivatives to enhance returns. Opportunities to enhance returns arise when the derivative does not reflect the fair value of the underlying securities. A Fund will not use derivatives for leverage.

Risks in the use of derivatives include: (1) the risk that interest rates and securities prices do not move in the directions being hedged against, in which case a Fund has incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefit; (2) imperfect correlation between the price of derivatives and the movements of the securities’ prices or interest rates being hedged; (3) the possible absence of a liquid secondary market for any particular derivative at any time (some derivatives are not actively traded but are custom designed to meet the investment needs of a narrow group of institutional investors and can become illiquid if the needs of that group of investors change); (4) the potential loss if the counterparty to the transaction does not perform as promised; and (5) the possible need to defer closing out certain positions to avoid adverse tax consequences.

Options on Securities and Securities Indexes

A Fund may write (i.e., sell) covered call and put options on any securities in which they may invest. A call option written by a fund obligates a Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A Fund would normally write a call option in anticipation of a decrease in the market value of securities of the type in which it may invest. All call options written by a Fund are covered, which means that a Fund will own the securities subject to the option so long as the option is outstanding. A Fund’s purpose in writing covered call options is to realize greater income than would be realized on securities transactions alone. However, by writing the call option a Fund might forgo the opportunity to profit from an increase in the market price of the underlying security.

A put option written by a Fund would obligate a Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Fund would be covered, which means that a Fund would have deposited with its custodian cash or liquid securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for a Fund. However, in return for the option premium, a Fund accepts the risk that it might be required to purchase the underlying securities at a price in excess of the securities’ market value at the time of purchase.

In addition, a Fund may cover a written call option or put option by maintaining liquid securities in a segregated account with its custodian or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces a Fund’s net exposure on its written option position. A Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in a Fund. A Fund may cover call and put options on a securities index by maintaining cash or liquid securities with a value equal to the exercise price in a segregated account with its custodian.

A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as closing purchase transactions.

A Fund may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

A Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise a Fund would realize a loss on the purchase of the call option.

A Fund would normally purchase put options in anticipation of a decline in the market value of its securities (protective puts) or in securities in which it may invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise a Fund would realize a loss on the purchase of the put option.

A Fund would purchase put and call options on securities indexes for the same purposes as it would purchase options on individual securities.

Risks Associated with Options Transactions

There is no assurance that a liquid secondary market will exist for any particular exchange-traded option at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, a Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options)

would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A Fund may purchase and sell both options that are traded on U.S., stock exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, a Fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

Transactions by a Fund in options on securities and securities indexes will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Investment Adviser of a Fund. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary securities transactions. The successful use of protective puts for hedging purposes depends in part on an ability to anticipate future price fluctuations and the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts

A Fund may purchase and sell futures contracts and may also purchase and write options on futures contracts. A Fund may purchase and sell futures contracts based on various securities (such as U.S. government securities), securities indexes, and other financial instruments and indexes. A Fund will engage in futures or related options transactions only for bona fide hedging purposes as defined below or to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission (CFTC). All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC.

Futures Contracts A futures contract may generally be described as an agreement between two parties to buy or sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current securities through the sale of futures contracts. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While a Fund’s futures contracts on securities will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for a Fund to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging Strategies Hedging by use of futures contracts seeks to establish more certainty than would otherwise be possible in the effective price or rate of return on securities that a Fund owns or proposes to acquire. A Fund may, for example, take a short position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of a Fund’s securities. Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with characteristics similar to those of a Fund’s securities.

If, in the opinion of the Investment Adviser, there is a sufficient degree of correlation between price trends for a Fund’s securities and futures contracts based on other financial instruments, securities indexes or other indexes, a Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of a Fund’s securities may be more or less volatile than prices of such futures contracts, the Investment Adviser will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting a Fund’s securities. When hedging of this character is successful, any depreciation in the value of a Fund’s securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund’s securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a long position by purchasing such futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or interest rates then available in the applicable market to be less favorable than prices or rates that are currently available.

Options on Futures Contracts The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the option premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund’s assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will increase transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. A Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations Where permitted, a Fund will engage in futures transactions and in related options transactions only for bona fide hedging, yield enhancement and risk management purposes or to increase total return to the extent permitted by CFTC regulations. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by a Fund or which it expects to purchase. Except as stated below, a Fund’s futures transactions will be entered into for traditional hedging purposes, i.e., futures contracts will be sold to protect against a decline in the price of securities that a Fund owns, or futures contracts will be purchased to protect a Fund against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, a Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), it will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

Pursuant to claims for exemption filed with the CFTC and/or the National Futures Association on behalf of the Funds and the Investment Adviser, the Funds and the Investment Adviser are not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act.

As permitted, a Fund will engage in transactions in futures contracts and in related options transactions only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (Code), for maintaining its qualification as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require a Fund to segregate with its custodian liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail other risks. Thus, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and the position which a Fund intends to protect, the desired protection may not be obtained and a Fund may be exposed to risk of loss.

Perfect correlation between a Fund’s futures positions and current positions may be difficult to achieve because no futures contracts based on individual equity securities are currently available. The only futures contracts available to a Fund for hedging purposes are various futures on U.S. government securities and securities indexes.

Swap Transactions

A Fund may, to the extent permitted by the SEC, enter into privately negotiated swap transactions with other financial institutions in order to take advantage of investment opportunities generally not available in public markets. In general, these transactions involve swapping a return based on certain securities, instruments, or financial indexes with another party, such as a commercial bank, in exchange for a return based on different securities, instruments, or financial indexes.

By entering into swap transactions, a Fund may be able to protect the value of a portion of its securities against declines in market value. A Fund may also enter into swap transactions to facilitate implementation of allocation strategies between different market segments or to take advantage of market opportunities which may arise from time to time.

A Fund may be able to enhance its overall performance if the return offered by the other party to the swap transaction exceeds the return swapped by a Fund. However, there can be no assurance that the return a Fund receives from the counterparty to the swap transaction will exceed the return it swaps to that party.

While a Fund will only enter into swap transactions with counterparties it considers creditworthy, a risk inherent in swap transactions is that the other party to the transaction may default on its obligations under the swap agreement. A Fund will monitor the creditworthiness of parties with which it has swap transactions. If the other party to the swap transaction defaults on its obligations, a Fund would be limited to contractual remedies under the swap agreement. There can be no assurance that a Fund will succeed when pursuing its contractual remedies. To minimize a Fund’s exposure in the event of default, a Fund will usually enter into swap transactions on a net basis (i.e., the parties to the transaction will net the payments payable to each other before such payments are made). When a Fund enters into swap transactions on a net basis, the net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each such swap agreement will be accrued on a daily basis and an amount of liquid assets having an aggregate market value at least equal to the accrued excess will be segregated by a Fund’s custodian. To the extent a Fund enters into swap transactions other than on a net basis, the amount segregated will be the full amount of a Fund’s obligations, if any, with respect to each such swap agreement, accrued on a daily basis. See “Segregated Accounts.”

Swap agreements are considered to be illiquid by the SEC staff and will be subject to the limitations on illiquid investments. See “Restricted and Illiquid Securities.”

To the extent that there is an imperfect correlation between the return a Fund is obligated to swap and the securities or instruments representing such return, the value of the swap transaction may be adversely affected. Therefore, a Fund will not enter into a swap transaction unless it owns or has the right to acquire the securities or instruments representative of the return it is obligated to swap with the counterparty to the swap transaction. It is not the intention of a Fund to engage in swap transactions in a speculative manner, but rather primarily to hedge or manage the risks associated with assets held in a Fund, or to facilitate the implementation of strategies of purchasing and selling assets for a Fund.

Interest Rate Swaps

A Fund may enter into interest rate swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account as described below, the Investment Adviser believes that swaps do not constitute senior securities as defined in the Investment Company Act of 1940, as amended (“1940 Act”) and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions. The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund’s custodian. A Fund will not enter into any interest rate swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party to the swap is considered to be investment grade by the Investment Adviser. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

Foreign Securities

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign securities transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Fund’s shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Because most foreign securities markets close prior to the time as of which the Funds determine their net asset values per share, events subsequent to the close of foreign securities markets may make the closing prices reported on such markets unreliable and require that foreign securities be fair valued in good faith. Fair valuation necessarily entails subjective judgments, and may result in a valuation that is different from the price at which a Fund could sell the security at that time.

Changes in foreign currency exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

Short Sales

A Fund may sell securities which it does not own or owns but does not intend to deliver to the buyer (sell short) if, at the time of the short sale, a Fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow a Fund to hedge against price fluctuations by locking in a sale price for securities they do not wish to sell immediately.

A Fund may make a short sale when it decides to sell a security it owns at a currently attractive price. This allows a Fund to postpone a gain or loss for federal income tax purposes and to satisfy certain tests applicable to regulated investment companies under the Code. A Fund will only make short sales if the total amount of all short sales does not exceed 10% of the total assets of a Fund. This limitation can be changed at any time.

Purchase of When-Issued Securities

A Fund may enter into firm commitment agreements for the purchase of securities on a specified future date. Thus, a Fund may purchase, for example, new issues of fixed-income instruments on a when-issued basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of the transaction. A Fund will not purchase securities on a when-issued basis if, as a result, more than 5% of a Fund’s net assets would be so invested. In addition, a Fund may invest in asset-backed securities on a delayed delivery basis. This reduces a Fund’s risk of early repayment of principal, but exposes a Fund to some additional risk that the transaction will not be consummated.

When a Fund enters into a firm commitment agreement, liability for the purchase price and the rights and risks of ownership of the security accrue to a Fund at the time it becomes obligated to purchase such security, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of such an agreement would be to obligate a Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time a Fund is obligated to purchase such security it will be required to segregate assets. See “Segregation of Asset” below.

Segregation of Assets

In connection with when-issued securities, firm commitment agreements, futures, the writing of options, and certain other transactions in which a Fund incurs an obligation to make payments in the future, a Fund may be required to segregate assets with its custodian in amounts sufficient to settle the transaction. To the extent required, such segregated assets will consist of liquid securities or other liquid assets.

Lending of Securities

Subject to the Funds’ investment restrictions on lending, as previously discussed in this SAI, as a means to earn additional income a Fund may lend its securities to brokers and dealers that are not affiliated with the Investment Adviser, are registered with the Commission and are members of the National Association of Securities Dealers (“NASD”), and also to certain other financial institutions. All loans will be fully collateralized. In connection with the lending of its securities, a Fund will receive as collateral cash, securities issued or guaranteed by the United States government (i.e., Treasury securities), or other collateral permitted by applicable law, which at all times while the loan is outstanding will be maintained in amounts equal to at least 102% of the current market value of the loaned securities, or such lesser percentage as may be permitted by applicable law, as reviewed daily. A Fund lending its securities will receive amounts equal to the interest or dividends paid on the securities loaned and in addition will expect to receive a portion of the income generated by the short-term investment of cash received as collateral or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to a Fund by the borrower of the securities. Such loans will be terminable by a Fund at any time and will not be made to affiliates of the Investment Adviser. A Fund may terminate a loan of securities in order to regain record ownership of, and to exercise beneficial rights related to, the loaned securities, including but not necessarily limited to voting or subscription rights, and may, in the exercise of its fiduciary duties, terminate a loan in the event that a vote of holders of those securities is required on a material matter. A Fund must have the right to call the loan and obtain the securities loaned at any time on three days notice. This includes the right to call the loan to enable a Fund to execute shareholder voting rights. Such loans cannot exceed one-third of a Fund’s net assets taken at market value. Interest on loaned securities cannot exceed 10% of the annual gross income of a Fund (without offset for realized capital gains). A Fund may pay reasonable fees to persons unaffiliated with a Fund for services or for arranging such loans. Loans of securities will be made only to firms deemed creditworthy.

A Fund lending securities will incur credit risks as with any extension of credit. A Fund risks delay in recovering the loaned securities should the borrower of securities default, become the subject of bankruptcy proceedings, or otherwise be unable to fulfill its obligations or fail financially. Lending securities to broker-dealers and institutions could result in a loss or a delay in recovering a Fund’s securities.

The lending policy described in this paragraph is a fundamental policy that can only be changed by a vote of a majority of shareholders.

Indebtedness

From time to time, a Fund may purchase the direct indebtedness of various companies (“Indebtedness”) or participation in such Indebtedness. Indebtedness represents a specific commercial loan or portion of a loan which has been given to a company by a financial institution such as a bank or insurance company (“Bank Claims”). The company is typically obligated to repay such commercial loan over a specified time period. By purchasing the Bank Claims, a Fund steps into the shoes of the financial institution which made the loan to the company prior to its restructuring or refinancing. Such Bank Claims purchased by a Fund may be in the form of loans, notes or bonds.

A Fund normally invests in the Indebtedness which has the highest priority of repayment by the company. However, on occasion, lower priority Indebtedness also may be acquired. Indebtedness of companies may also include Trade Claims. Trade Claims generally represent money due to a supplier of goods or services to the companies issuing indebtedness. Company Indebtedness, including Bank Claims and Trade Claims, may be illiquid (as defined below).

Borrowing Policies of the Funds

A Fund may borrow up to one-third of its total assets. To secure borrowings, a Fund may mortgage or pledge securities in an amount up to one-third of its total assets. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off.

Variable Rate, Floating Rate, or Variable Amount Securities

A Fund may invest in variable rate, floating rate, or variable amount securities. These are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. They are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

Short-term corporate obligations may also include variable amount master demand notes. Variable amount master notes are obligations that permit the investment of fluctuating amounts by a Fund at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. A Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The borrower is typically a large industrial or finance company which also issues commercial paper. Typically these notes provide that the interest rate is set daily by the borrower. The rate is usually the same or similar to the interest rate on commercial paper being issued by the borrower. Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded, and there may not be a secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at the face value, plus accrued interest, at any time. Accordingly, a Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, a Fund considers earning power, cash flow, and other liquidity ratios of the issuer. A Fund will only invest in master demand notes of U.S. issuers. While master demand notes, as such, are not typically rated by credit rating agencies, if not so rated a Fund may invest in them only if at the time of an investment the issuer meets the criteria set forth in the Prospectus for all other commercial paper issuers. A Fund will not invest more than 5% of its assets in master demand notes.

Repurchase Agreements

A Fund may enter into repurchase agreements. Repurchase agreements have the characteristics of loans by a Fund, and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of a repurchase agreement a Fund retains the security subject to the repurchase agreement as collateral securing the seller’s repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the seller to deposit with a Fund additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System, and with primary dealers in United States government securities or their wholly-owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by the Investment Adviser and which have, therefore, been determined to present minimal credit risk.

Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers’ acceptances, or obligations issued or guaranteed by the United States government or its agencies or instrumentalities, in which a Fund may otherwise invest. A Fund will not invest in repurchase agreements maturing in more than seven days if that would result in more than 5% of a Fund’s net assets being so invested when taking into account the remaining days to maturity of its existing repurchase agreements.

If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, a Fund would look to the collateral security underlying the seller’s repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller’s obligation to a Fund. In such event, a Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited. If the seller is unable to make a timely repurchase, the expected proceeds could be delayed, or a Fund could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. A Fund has established procedures to evaluate the creditworthiness of parties making repurchase agreements.

Reverse Repurchase Agreements and Leverage

A Fund may enter into reverse repurchase agreements with Federal Reserve member banks and U.S. securities dealers from time to time. In a reverse repurchase transaction a Fund sells securities and simultaneously agrees to repurchase them at a price which reflects an agreed-upon rate of interest. A Fund will use the proceeds of reverse repurchase agreements to make other investments which either mature or are under an agreement to resell at a date simultaneous with, or prior to, the expiration of the reverse repurchase agreement. A Fund may utilize reverse repurchase agreements only if the interest income to be earned from the investment proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction.

Reverse repurchase agreements are a form of leverage which increases the opportunity for gain and the risk of loss for a given change in market value. In addition, the gains or losses will cause the net asset value of a Fund’s shares to rise or fall faster than would otherwise be the case. There may also be a risk of delay in the recovery of the underlying securities if the opposite party has financial difficulties. A Fund’s obligations under all borrowings, including reverse repurchase agreements, will not exceed one-third of a Fund’s net assets.

The use of reverse repurchase agreements is included in a Fund’s borrowing policy. During the time a reverse repurchase agreement is outstanding, a Fund that has entered into such an agreement segregates cash or other liquid securities having a value at least equal to the repurchase price under the reverse repurchase agreement.

Municipal Obligations

A Fund may invest in municipal obligations as part of its cash management techniques. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality of the issuers. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer’s future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features which enable a Fund to demand payment from the issuer or a financial intermediary on short notice.

Small Capitalization Stocks

A Fund may invest in small capitalization stocks. The securities of small companies are usually less actively followed by analysts and may be under-valued by the market, which can provide significant opportunities for capital appreciation; however, the securities of such small companies may also involve greater risks and may be subject to more volatile market movements than securities of larger, more established companies. The securities of small companies are often traded in the over-the counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small companies are likely to be subject to more abrupt or erratic market movements than securities of larger, more established companies.

Over-The-Counter Market

A Fund may invest in over-the-counter stocks. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. Low trading volumes may make it difficult to find a buyer or seller for the securities of some companies. This will have an effect on the purchase or selling price of a stock.

U.S. Government Obligations

Securities issued or guaranteed as to principal and interest by the United States government include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury Bills have a maturity of one year or less; Treasury Notes have maturities of one to ten years; and Treasury Bonds can be issued with any maturity period but generally have a maturity of greater than ten years. Agencies of the United States government which issue or guarantee obligations include, among others, the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States government include securities issued or guaranteed by, among others, banks of the Farm Credit System, the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, Federal Intermediate Credit Banks, Federal Land Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

Mortgage-Backed and Asset-Backed Securities

A Fund may invest in mortgage pass-through securities such as Government National Mortgage Association (GNMA) certificates or Federal National Mortgage Association (FNMA) and other mortgage-backed obligations, or modified pass-through securities such as collateralized mortgage obligations issued by various financial institutions. In connection with these investments, early repayment of investment principal arising from prepayments of principal on the underlying mortgage loans due to the sale of the underlying property, the refinancing of the loan, or foreclosure may expose a Fund to a lower rate of return upon reinvestment of the principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-related security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-related security. Accordingly, it is not possible to accurately predict the average life of a particular pool of pass-through securities. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-related securities will vary based upon the prepayment experience of the underlying pool of mortgages. For purposes of calculating the average life of the assets of the relevant Fund, the maturity of each of these securities will be the average life of such securities based on the most recent or estimated annual prepayment rate.

Zero Coupon Bonds

A Fund may invest in zero coupon bonds and strips. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a discount from face value. A single lump sum, which represents both principal and interest, is paid at maturity. Strips are debt securities whose interest coupons are taken out and traded separately after the securities are issued but otherwise are comparable to zero coupon bonds. The market value of zero coupon bonds and strips generally is more sensitive to interest rate fluctuations than interest-paying securities of comparable term and quality.

Investments in Other Investment Companies

Up to 10% of a Fund’s total assets may be invested in the shares of other investment companies, but only up to 5% of its assets may be invested in any one other investment company. In addition, a Fund may not purchase more than 3% of the outstanding shares of any one investment company. A Fund will only invest in investment companies that have investment objectives and investment policies consistent with the Fund making the investment.

Special Situations

A Fund may invest in “special situations” from time to time. A special situation arises when, in the opinion of the Investment Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a merger proposal or buyout, a leveraged recapitalization, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. It is not the policy of a Fund to select investments based primarily on the possibility of one or more of these investment techniques and opportunities being presented.

Each of the Funds may invest in cash or cash equivalents for temporary or defensive purposes. The following may be considered as such cash or cash equivalents:

Certificates of Deposit

Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks, savings and loan associations or savings banks against funds deposited in the issuing institution.

Time Deposits

Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received. Certain time deposits may be considered illiquid.

Bankers’ Acceptance

A bankers’ acceptance is a draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper

Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding 270 days.

Investment Restrictions

Investment restrictions numbered 1 through 6 below have been adopted as fundamental policies of a Fund. Under the Investment Company Act of 1940 (“1940 Act”), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of a Fund. Each Fund will operate as a diversified investment company within the meaning of the 1940 Act. Investment restriction 7 may be changed by a vote of the Board of Directors of the Company at any time.

FUNDAMENTAL RESTRICTIONS

1. Senior Securities and Borrowing

A Fund may not issue senior securities, except that each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33.33% of the value of a Fund’s total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made.

2. Lending

A Fund may not lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending securities in an amount not to exceed 33.33% of a Fund’s assets taken at market value, (c) entering into repurchase agreements (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and (e) entering into variable rate demand notes.

3. 25% Industry Rule

A Fund may not invest more than 25% of the value of its total assets in securities issued by companies engaged in any one industry, including non-domestic banks or any foreign government. This limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities.

4. Underwriting

A Fund may not underwrite any issue of securities, except to the extent that the sale of securities in accordance with a Fund’s investment objective, policies and limitations may be deemed to be an underwriting, and except that a Fund may acquire securities under circumstances in which, if the securities were sold, a Fund might be deemed to be an underwriter for purposes of the 1933 Act.

5. Real Estate

A Fund may not purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that a Fund may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer’s obligations, in the event of a default by that issuer.

6. Commodities

A Fund may not invest in commodities, except that a Fund may invest in futures contracts (including financial futures contracts or securities index futures contracts) and related options and other similar contracts as described in the Statement of Additional Information and in the Prospectus.

NON-FUNDAMENTAL RESTRICTIONS

7. Restricted and Illiquid Securities

A Fund will not invest more than 15% of its net assets in illiquid investments.

The Board has adopted guidelines and delegated to the Funds’ investment adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations.

Management of the Funds

Transamerica Investors, Inc.

The Company was organized as a Maryland corporation on February 22, 1995. The Company is registered with the SEC under the 1940 Act as an open-end management investment company of the series type. Each Fund constitutes a separate series of the Company. The Company reserves the right to issue additional classes of shares in the future without the consent of shareholders, and can allocate any remaining unclassified shares or reallocate any unissued classified shares. The fiscal year-end of the Company is December 31.

As a Maryland corporation, the Company is not required to hold regular annual meetings of shareholders. Ordinarily there will be no shareholder meetings, unless requested by shareholders holding 10% or more of the outstanding shares of the Company, or unless required by the 1940 Act or Maryland law. You are entitled to cast one vote for each share you own of a Fund. At a special shareholders meeting, if one is called, issues that affect all the Funds in substantially the same way will be voted on by all shareholders, without regard to the Funds. Issues that do not affect a Fund will not be voted on by the shareholders of that Fund. Issues that affect all Funds, but in which their interests are not substantially the same, will be voted on separately by each Fund.

Directors and Officers

Responsibility for the management and supervision of the Company and its Funds rests with the Board. The Investment Adviser is subject to the direction of the Board.

The names of the directors and executive officers of the Company, their business addresses and their principal occupations during the past five years are listed below. Each of the officers listed below is an employee of an entity that provides services to a Fund and is an affiliate of the Investment Adviser, TIM.

Directors:

Name, Address & Age	Position(s) Held with Transamerica Investors, Inc.	Term of Office and Length of Time Served	Number of Portfolios overseen in the complex	Principal Occupations During the Past 5 years	Other Directorships
Gary U. Rollé* Transamerica Center 1150 S. Olive St. Los Angeles, CA 90015 DOB 7/24/41	President and Director	Indefinite** President 1999 – present; Chairman since 2003	13	Director, President & Chief Investment Officer, Transamerica Investment Management, LLC (TIM) (1999 – present); Director, President & Chief Investment Officer, Transamerica Investment Services, Inc. (TISI) (1967 – present); Director, Transamerica Life Canada; AEGON Capital Management Inc.; AEGON Fund Management Inc.; Gemini Investments, Inc.; Transamerica CBO I, Inc.	N/A
Sidney E. Harris Georgia State University 35 Broad Street, Suite 718 Atlanta, Georgia 30303 DOB 7/21/49	Director	Indefinite** 1995 – present	13	Dean of Robinson College of Business, Georgia State University (1997 – present)	The ServiceMaster Company (1994 – present); Total System Services, Inc. (1999 – present).

Name, Address & Age	Position(s) Held with Transamerica Investors, Inc.	Term of Office and Length of Time Served	Number of Portfolios overseen in the complex	Principal Occupations During the Past 5 years	Other Directorships
Charles C. Reed Aon Risk Services 707 Wilshire Blvd., Suite 6000 Los Angeles, CA 90017 DOB 8/28/33	Director and Chairman of the Board	Indefinite** 1995 – present	13	Vice Chairman of Aon Risk Services Inc. of Southern California (business risk management and insurance brokerage)	N/A

Carl R. Terzian Carl Terzian Associates 12400 Wilshire Blvd, Suite 200 Los Angeles, CA 90025 DOB 10/22/35	Director	Indefinite** 1995 – present	13	Chairman of Carl Terzian Associates (public relations), 1969 – present	National Mercantile Bancorp (holding company) and Mercantile National Bank (1998 – present); Electronic Clearing House, Inc. (2002 – present).

Sandra N. Bane 303 Palmetto Drive Pasadena, CA 91105 DOB 6/13/52	Director	Indefinite** 2003 – present	13	Retired KPMG (1999 – present)	Big 5 Sporting Goods (2002 – present)

Officers:

Name, Address & Age	Position(s) Held with Transamerica Investors, Inc.	Term of Office and Length of Time Served	Number of Portfolios overseen in the complex	Principal Occupations During the Past 5 years	Other Directorships
Brian C. Scott* 570 Carillon Parkway St. Petersburg, FL 33716 DOB 9/29/43	Chief Executive Officer	2003 – present***	13	Director, President and CEO, AEGON/Transamerica Series Fund (ATSF) (2002 – present); Trustee, President & CEO, Transamerica IDEX Mutual Funds (TA IDEX) (2002 – present); Director, President & CEO, TISI (2003 – present); Manager, TIM (2002 – present); Director, President & CEO, Transamerica Fund Advisors, Inc. (TFAI); & Transamerica Fund Services, Inc. (TFS) (2001 – present).	N/A

John K. Carter* 570 Carillon Parkway St. Petersburg, FL 33716 DOB 4/24/61	Vice President, Secretary & Chief Compliance Officer	2003 – present***	13	Sr. Vice President, General Counsel, Secretary & Chief Compliance Officer, ATSF, TA IDEX (1999 – present) & TIS (2002 – present); Director (2004 – present), Sr. Vice President, General Counsel, & Secretary, TFAI & TFS (2000 – present); Chief Compliance Officer, TFAI (2004 – present); Vice President, AFSG Securities Corporation (AFSG) (2001 – present); Vice President, TIM (2001 – present) & TISI (2003 – present).	N/A
Kim D. Day* 570 Carillon Parkway St. Petersburg, FL 33716 DOB 8/2/55	Vice President and Treasurer	2003 – present***	13

Sr. Vice President, Treasurer &

Chief Financial Officer, ATSF, TA IDEX & TIS (2003 – present); Sr. Vice President & Treasurer, TFAI & TFS (2002 – present); Director & Vice President, AFSG (2004 – present); Vice President, TIM (2001 – present) & TISI (2003 – present); Director & Vice President, AFSG (2004 – present).

					N/A

*	Appears after the name of each director or officer who is an Interested Person (as defined in the 1940 Act) of the Company.

**	Directors serve an indefinite term until his/her successor is elected.

***	Elected and serves at the pleasure of the Board of Directors of Transamerica Investors, Inc. No officer of Transamerica Investors, Inc. except for the Chief Compliance Officer receives any compensation from Transamerica Investors, Inc.

Committees of the Board

The Directors are responsible for major decisions relating to the portfolio’s objective, policies and operations. Day-to-day decisions by the officers of a Fund are reviewed by the Directors on a quarterly basis. The Board of Directors currently has two standing committees: an Audit Committee and Nominating Committee.

The Audit Committee is responsible for reviewing the financial reporting process, the system of internal control, and the audit process. Member of the Audit Committee are : Sandra N. Bane, Chairperson, Sydney E. Harris, Charles C. Reed, and Carl Terzian. The Audit Committee met four times during the fiscal year ended December 31, 2004.

The Nominating Committee is responsible for nominating and evaluating independent Director candidates. The Nominating Committee will consider nominees for independent directors as recommended by shareholders. Recommendations should be submitted to the Committee in care of the Fund’s Secretary. Members of the Nominating Committee are Sydney E. Harris, Charles C. Reed, and Carl R. Terzian. The Nominating Committee did not meet during the fiscal year ended December 31, 2004.

Compensation of the Board of Directors

No officer, Director or employee of Transamerica Investment Management, LLC, or any of its affiliates, receives any compensation from the Company for acting as a Director or officer of the Company. Each Director of the Company who is not an Interested Person of the Company receives an annual retainer of $10,000 and a $1,500 stipend for each meeting attended. Members of the Audit Committee will receive $1,000 for each meeting attended. The Lead Independent Director will receive an additional annual stipend of $3,000 and the Chairman of the Audit Committee will receive an additional annual stipend of $3,000. The Directors are also reimbursed for expenses incurred in connection with such attendance.

Compensation Table

Following is a table of the compensation paid by the Company to each Director for the fiscal year ended December 31, 2004.

Name of Person, Position	Aggregate Compensation From the Company*	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation Paid to Directors from Fund Complex
Gary U. Rollé	N/A	0	N/A
Sidney E. Harris	31,000	0	31,000
Charles C. Reed	34,000	0	34,000
Carl R. Terzian	31,000	0	31,000
Sandra N. Bane	34,000	0	34,000

*	The compensation received from the Company does not include compensation received from the Funds, as the Funds were not in existence during the fiscal year ended December 31, 2004.

Director Ownership of Equity Securities

The table below gives the dollar range of shares of Transamerica Premier Funds as well as the aggregate dollar range of shares of all Funds for which the Investment Adviser serves as primary investment adviser, owned by each Director as of December 31, 2004.

Name of Director	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Directors in Family of Investment Companies
Sidney E. Harris	—	—
Charles C. Reed	—	—
Carl R. Terzian	—	—
Sandra N. Bane	—	—

The officers and directors of the Company together owned less than 1% of the shares of each of the funds of Transamerica Premier Funds.

Approval of Investment Advisory Agreement. The Board, including a majority of the Directors who are not parties to such agreements or interested persons of any such party (as defined in the 1940 Act) (the “Independent Directors”), considered whether to approve the Funds’investment advisory agreement, with the assistance of independent counsel to the Independent Directors. The Board considered the advisory fee structure of each of the portfolios in light of a variety of factors, including (a) the nature and quality of services provided to the Fund, its portfolios, and their respective shareholders; (b) the investment adviser’s costs in providing those services; (c) the economies of scale, if any, realized by the investment adviser; (d) the advisory fees compared to other similar mutual funds; and (e) other benefits derived in connection with the investment adviser’s (or sub-adviser’s) relationship with the Fund.

Investment Adviser

The Funds’ investment adviser is Transamerica Investment Management, LLC, at 1150 South Olive Street, Los Angeles, California 90015. and is owned and controlled by Transamerica Investment Services, Inc. (“TISI”), at the same address. TISI is a wholly owned subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. Transamerica Corporation is owned by AEGON N.V., one of the world’s largest financial services and insurance groups. The Investment Adviser will: (1) supervise and manage the investments of a Fund and direct the purchase and sale of its investment securities; and (2) see that investments follow the investment objectives and comply with government regulations. The Investment Adviser is also responsible for the selection of brokers and dealers to execute transactions for a Fund. Some of these brokers or dealers may be affiliated persons of the Company, the Investment Adviser, Administrator, or the Distributor. Although it is the Company’s policy to seek the best price and execution for each transaction, the Investment Adviser may give consideration to brokers and dealers who provide a Fund with statistical information and other services in addition to transaction services. See “Brokerage Allocation” below.

For its services, the Investment Adviser receives the following advisory fees. The fees are accrued daily, and paid monthly.

Transamerica Premier Institutional Small/Mid Cap Value Fund	0.83%
Transamerica Premier Institutional Large Cap Value Fund
Transamerica Premier Institutional Small/Mid Cap Growth Fund
Transamerica Premier Institutional Diversified Equity Fund	0.73%
Transamerica Premier Institutional Bond Fund	0.43%
Transamerica Premier Institutional High Yield Bond Fund

The Investment Adviser has contractually agreed to waive part of its fee and/or to reimburse any other operating expenses to ensure that the annualized expenses for the Funds will not exceed certain limits. Please see the Prospectus for additional information regarding this expense limitation arrangement. Reimbursements will increase the Funds’ return.

Because the Funds commenced operations on February 1, 2005, they did not pay any investment advisory fees for the year ended December 31, 2004.

Administrator

The Funds’ Administrator is Transamerica Fund Services, Inc. (“TFS” or “Administrator”), 570 Carillon Parkway, St. Petersburg, FL 33716. The Administrator has entered into an agreement with the Company wherein, TFS will among other things: (1) provide the Funds with administrative and clerical services, including the maintenance of the Funds’ books and records; (2) arrange periodic updating of the Funds’ prospectus and any supplements; (3) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (4) provide the Funds with adequate office space and all necessary office equipment and services. The Administrator also provides services for the registration of Fund shares with those states and other jurisdictions where its shares are offered or sold. The Administrator may contract with other service providers to render services to the Company and the Administrator has contracted with Investors Bank & Trust Company (“IBT”) to perform certain administrative functions.

A Fund pays all of its expenses not assumed by the Investment Adviser and the Administrator. This includes transfer agent and custodian fees and expenses, legal and auditing fees, printing costs of reports to shareholders, registration fees and expenses, 12b-1 fees, and fees and expenses of directors unaffiliated with Transamerica Corporation.

As compensation for its services, the Administrator receives a fee of .02% of the average daily net assets of the Funds covered by this SAI.

Custodian and Transfer Agent

Investors Bank and Trust Company (“IBT”), 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116, serves as custodian to the Funds. Under its custodian contract with the Funds, IBT is authorized to appoint one or more banking institutions as sub-custodians of assets owned by the Funds. For its custody services, IBT receives monthly fees charged to a Fund based upon the month-end, aggregate net asset value of a Fund, plus certain charges for securities transactions. The assets of the Funds are held under bank custodianship in accordance with the 1940 Act.

Under a Transfer Agency Agreement, Transamerica Fund Services, Inc. (“TFS”), 570 Carillon Parkway, St. Petersburg, FL 33716, serves as the Funds’ transfer agent. The transfer agent is responsible for: a) opening and maintaining your account; b) reporting information to you about your account; c) paying you dividends and capital gains; and d) handling your requests for exchanges, transfers and redemptions. TFS is an affiliate of TIM and the Funds’ principal underwriter. For its services, TFS receives the following compensation: $22 per year per open account (billed on a monthly basis), $1.50 per year per closed account (billed on a monthly basis) plus out of pocket expenses for shareholder services and associated postage.

Distributor

AFSG Securities Corporation (“AFSG”), 4333 Edgewood Road NE, Cedar Rapids, Iowa 52494, serves as the principal underwriter of shares of the Funds, which are continuously distributed. AFSG is a wholly owned subsidiary of Commonwealth General Corporation of Kentucky, which is a wholly owned subsidiary of AEGON U.S. Corporation. AFSG is registered with the Securities and Exchange Commission as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. AFSG may also enter into arrangements whereby Fund shares may be sold by other broker-dealers, which may or may not be affiliated with AFSG.

Shareholder Accounts

Detailed information about general procedures for shareholder accounts and specific types of accounts is set forth in the Prospectus.

Purchase and Redemption of Shares

Detailed information on how to purchase and redeem shares of a Fund is included in the Prospectus.

Dividends and Other Distributions

An investor may choose among several options with respect to dividends and capital gains distributions payable to the investor. Dividends or other distributions will be paid in full and fractional shares at the net asset value determined as of the ex-dividend date unless the shareholder has elected another distribution option as described in the prospectus. Transaction confirmations and checks for payments designated to be made in cash generally will be mailed on the payable date.

IRA Accounts

You can establish an Individual Retirement Account (“IRA”), either Traditional or Roth IRA, or a Simplified Employee Pension (SEP) or SIMPLE IRA with your employer, or an Education IRA for a child. Contributions to an IRA may be deductible from your taxable income or earnings may be tax-free, depending on your personal tax situation and the type of IRA. Please call 1-800-89-ASK-US (1-800-892-7587) for your IRA application kit, or for additional information. The kit has information on who qualifies for which type of IRA.

If you are receiving a distribution from your pension plan, or you would like to transfer your IRA account from another financial institution, you can continue to get tax-deferred growth by transferring these proceeds to a Transamerica Premier Institutional Funds IRA. If you want to roll over distributions from your pension plan to an IRA in one or more of the Funds, the money must be paid directly by your pension plan administrator to Transamerica Premier Institutional Funds to avoid a 20% federal withholding tax.

Retirement accounts are subject to an annual custodial fee of $15 per fund account, with a maximum fee of $30 per Social Security Number. The fee is waived if the total of the retirement account’s(s’) value, by Social Security Number, is more than $50,000.

Uniform Gifts to Minors

A Uniform Gifts/Transfers to Minors Act (“UGMA/UTMA”) account allows an adult to put assets in the name of a minor child. The adult maintains control over these assets until the child reaches the age of majority, which is generally 18 or 21. State laws dictate which type of account can be used and the age of majority. An adult must be appointed as custodian for the account and will be legally responsible for administering the account, but the child’s Social Security number must be used. Generally, the person selected as custodian is one of the parents or grandparents, but may be some other adult, relative or friend.

Redemptions in Excess of $250,000

Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of the remaining shareholders by the delivery of securities selected from its assets at its discretion. The Fund has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a mutual fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under “Net Asset Value Determination,” and such valuation will be made as of the same time the redemption price is determined.

Exchange Privilege

Except as otherwise set forth in this section and the Prospectus, by calling the Funds, investors may exchange shares between accounts with identical registrations. During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Funds by telephone to exercise exchanges.

Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Fund, completion of an exchange may be delayed under unusual circumstances if a Fund were to suspend redemptions or postpone payment for a Fund shares being exchanged, in accordance with federal securities laws. Prospectuses of other Funds available for exchange are available by contacting the Funds or from investment dealers having sales contracts with AFSG. The Prospectus describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. The Funds reserve the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Transamerica Premier Institutional Funds.

Brokerage Allocation

Subject to the direction of the Board, the Investment Adviser has responsibility for making the Funds’ investment decisions, for effecting the execution of trades for a Fund and for negotiating any brokerage commissions thereon. It is the Investment Adviser’s policy to seek the best execution of the Funds’ brokerage transactions, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm’s capital position), and other services related to execution; the relative priority given to these factors will depend on all of the circumstances regarding a specific trade.

The Investment Adviser receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of a Fund. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of a Fund and other investment companies, services related to the execution of trades in the Funds’ securities and advice as to the valuation of securities. The research services provided by brokers through which a Fund effects securities transactions can be used by the Investment Adviser in servicing all of its accounts and not all of these services may be used by the Investment Adviser in connection with a Fund. The Investment Adviser considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in the Funds’ securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction.

Consistent with federal legislation, the Investment Adviser may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or (2) by means of separate, non-commission payments. The Investment Adviser’s judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect the Investment Adviser’s opinion as to which services and which means of payment are in the long-term best interests of a Fund. The Investment Adviser will not effect any brokerage transactions in the Funds’ securities with any affiliate of the Company, the Investment Adviser, or the Administrator except in accordance with applicable SEC rules.

In recognition of the value of the foregoing factors, the Investment Adviser may place Fund transactions with a broker or dealer with whom it has negotiated commission that is in excess of commission another broker/dealer would have charged for effecting that transaction if the Investment Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of the Investment Adviser.

Certain executive officers of the Investment Adviser also have supervisory responsibility with respect to the securities of the Investment Adviser’s own accounts. In placing orders for the purchase and sale of debt securities for a Fund, the Investment Adviser will normally use its own facilities. A Fund and another fund or another advisory client of the Investment Adviser, or the Investment Adviser itself, may desire to buy or sell the same publicly traded security at or about the same time. In such a case, the purchases or sales will normally be allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In determining the amounts to be purchased and sold, the main factors to be considered are the investment objectives of a Fund and the other funds, the relative size of holdings of the same or comparable securities, availability of cash for investment by a Fund and the other funds, and the size of their respective investment commitments.

Because the Funds commenced operations on February 1, 2005, they did not pay any brokerage commissions for the year ended December 31, 2004.

Determination of Net Asset Value

Under the 1940 Act, the Board is responsible for determining in good faith the fair value of securities and other investments of a Fund. In accordance with procedures adopted by the Board, the net asset value per share is calculated by determining the net worth of a Fund (assets, including investments at market value, minus liabilities) divided by the number of the Funds’ outstanding shares. All are valued as of the close of regular trading on the New York Stock Exchange (“Exchange”) (normally 4:00 p.m. Eastern time). A Fund will compute its net asset value once daily at the close of such trading on each day that the Exchange is open for business (as described in the Prospectus).

In the event that the Exchange, the Federal Reserve, or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Board will reconsider the time at which net asset value is computed. In addition, a Fund may compute its net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

In general, securities and other investment are valued at market value when market quotations are readily available. Market quotations for securities and investment prices may be obtained from automated pricing services. Assets of a Fund for which a market quotation is deemed available generally are valued as follows:

a)	Equity securities and other similar investments (Equities) listed on any U.S. or foreign stock exchange are valued at the last sale price on that exchange. The National Association of Securities Dealers Automated Quotation System (NASDAQ). If no sale occurs, equities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices. Equities traded on a foreign exchange will be valued at the official bid price.

b)	Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices.

c)	Investments in securities maturing in 60 days or less may be valued at amortized cost.

d)	Debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by the Investment Adviser and approved by the Board.

e)	Options and futures contracts are valued at the last sale price on the market where any such option or futures contract is principally traded.

f)	Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies.

g)	Forward foreign currency exchange contracts are valued based upon quotations supplied by dealers in such contracts.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Funds’ Board of Directors may, in good faith, establish a fair value for the security in accordance with valuation procedures adopted by the Board of Directors. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades, but before the close of the Exchange, that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The valuation committee makes such determinations in good faith in accordance with the Funds’ valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

Performance Information

The performance information which may be published for a Fund is historical. It is not intended to represent or guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost.

Average Annual Total Returns

The Company may publish total return performance information about a Fund. Fund performance usually will be shown either as cumulative total return or average periodic total return compared with other mutual funds by public ranking services, such as Lipper, Inc. Cumulative total return is the actual performance over a stated period of time. Average annual total return is the hypothetical return, compounded annually, that would have produced the same cumulative return if the Funds’ performance had been constant over the entire period. The Funds’ total return shows its overall dollar or percentage change in value. This includes changes in the share price and reinvestment of dividends and capital gains.

A Fund can also separate its cumulative and average annual total returns into income results and capital gains or losses. A Fund can quote its total returns on a before-tax or after-tax basis.

Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over a period of one, five and ten years (or, if less, up to the life of a Fund), calculated pursuant to the formula:

P(1 + T)n = ERV

Where:
P	=	A hypothetical initial payment of $1,000
T	=	An average annual total return
N	=	The number years
ERV	=	The ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, 10 year period (or fractional portion thereof)

Because the Funds commenced operations on February 1, 2005, no historical performance information is presented here. Performance information will be presented for each Fund after it has been in operation for one complete calendar year

From time to time, a Fund may disclose cumulative total returns in conjunction with the standard format described above. The cumulative total returns will be calculated using the following formula:

CTR = (ERV/P) - 1

Where:
CTR	=	The cumulative total return net of Portfolio recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical single payment of $1,000.

30-Day Yield for Non-Money Market Funds

Although 30-day yields are not used in advertising, they are available upon request. Quotations will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:

Yield = 2[({[a-b]/cd} + 1)6 - 1]

Where:
a	=	dividends and interest earned during the period
b	=	the expenses accrued for the period (net of reimbursements)
c	=	the average daily number of shares outstanding during the period
d	=	the maximum offering price per share on the last day of the period

Taxes

Each Fund has qualified, and expects to continue to qualify, for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify for that treatment, a fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); (2) at the close of each quarter of the Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that, with respect to any one issuer, do not exceed 5% of the value of a Fund’s total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of a Fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If a Fund qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then it should have little or no income taxable to it under the Code. Shareholders of a regulated investment company generally are required to include these distributions as ordinary income, to the extent the distributions are attributable as the RICs investment income, net short-term capital gain, and certain net realized foreign exchange gains, or as capital gains, to the extent of the RICs net capital gain (i.e., net long-term capital gains over net short-term capital losses). If a fund fails to qualify as a regulated investment company, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to its shareholders will constitute ordinary dividend income to the extent of a Fund’s available earnings and profits.

A fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gains net income for the one-year period ending on December 31 of that year, plus certain other amounts. A Fund intends to distribute annually a sufficient amount of any taxable income and capital gains so as to avoid liability for this excise tax.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by a Fund are generally taxed to individual taxpayers:

•	Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

•	Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

•	A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

•	Distributions of earnings from non-qualifying dividends interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

Upon the sale or other disposition of fund shares, or upon receipt of a distribution in complete liquidation of a fund, a shareholder usually will realize a capital gain or loss. This loss may be long-term or short-term, generally depending upon the shareholder’s holding period for the shares. For tax purposes, a loss will be disallowed on the sale or exchange of shares if the disposed of shares are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days. The 61 day time window begins 30 days before and ends 30 days after the date of the sale or exchange of such shares. Should a disposition fall within this 61 day window, the basis of the acquired shares will be adjusted to reflect the disallowed loss. Any loss realized by the shareholder on its disposition of fund shares held by the shareholder for six months or less, will be treated as a long term capital loss, to the extent of any distributions of net capital gains deemed received by the shareholder, with respect to such shares.

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. However, tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes. In addition, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors and most U.S. Tax conventions preclude the imposition of such taxes.

A Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” received on the stock of a PFIC or of any gain on disposition of that stock (collectively, “PFIC income”), plus interest thereon, even if a Fund distributes the PFIC income as a taxable dividend to its shareholders. If such a tax is imposed on a Fund, the balance of the PFIC income will be included in a Fund’s investment company taxable income and, accordingly, will not be taxable to a Fund to the extent that the income is distributed to its shareholders. If a fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund,” then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the qualified electing fund’s annual ordinary earnings and net capital gain (the excess of net long-term capital gains over net short-term capital losses). This income inclusion is required even if the PFIC does not distribute such income and gains to a Fund, and the amounts so included would be subject to the Distribution Requirement described above. In many instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof. Distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

In addition, another election may be available that would involve marking to market a Fund’s PFIC stock at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized as of such date although any such gains will be ordinary income rather than capital gain. If this election were made, tax at a Fund level under the excess distribution rules would be eliminated, but a Fund could incur nondeductible interest charges. A Fund’s intention to qualify annually as a regulated investment company may limit a Fund’s ability to make an election with respect to PFIC stock.

Options, Futures and Forward Contracts and Swap Agreements. — Certain options, futures contracts, and forward contracts in which a Fund may invest may be “Section 1256 contracts.” Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and at certain other times as prescribed pursuant to the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized.

Generally, the hedging transactions undertaken by a Fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a fund. In addition, losses realized by a fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, swap agreements and other financial contracts to a fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a fund which is taxed as ordinary income when distributed to shareholders.

A fund may make one or more of the elections available under the Code which are applicable to straddles. If a fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Because only a few regulations regarding the treatment of swap agreements, and related caps, floors and collars, have been implemented, the tax consequences of such transactions are not entirely clear. A Fund intends to account for such transactions in a manner deemed by them to be appropriate, but the Internal Revenue Service might not necessarily accept such treatment. If it did not, the status of a fund as a regulated investment company might be affected.

The requirements applicable to a fund’s qualification as a regulated investment company may limit the extent to which a fund will be able to engage in transactions in options, futures contracts, forward contracts, swap agreements and other financial contracts.

Certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend,” to instead be taxed as the rate of tax applicable to ordinary income.

Market Discount — If a fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase amount is “market discount.” If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in each taxable year in which a Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to a portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount.”

Original Issue Discount. — Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Constructive Sales. — These rules may affect timing and character of gain if a fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, a Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon a Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on a Fund’s holding period and the application of various loss deferral provisions of the Code.

Foreign Taxation. — Income received by a fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

The payment of such taxes will reduce the amount of dividends and distributions paid to a Fund’s shareholders. So long as a fund qualifies as a regulated investment company, certain distribution requirements are satisfied, and more than 50% of such fund’s assets at the close of the taxable year consists of securities of foreign corporations, a Fund may elect, subject to limitation, to pass through its foreign tax credits to its shareholders.

Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualifying dividends.”

Foreign Currency Transactions. — Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that a fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as “Section 988” gains or losses, may increase or decrease the amount of a fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

The treatment of income dividends and capital gains distributions by a fund to shareholders under the various state income tax laws may not parallel that under the federal law. Qualification as a regulated investment company does not involve supervision of a fund’s management or of its investment policies and practices by any governmental authority.

Shareholders are urged to consult their own tax advisors with specific reference to their own tax situations, including their state and local tax liabilities. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

A fund may be required to withhold U.S. federal income tax at the current rate of 28% of all amounts deemed to be distributed The 28% rate applies to shareholders receiving payments who:

a.	fail to provide a Fund with their correct taxpayer identification number,

b.	fail to make required certifications or,

c.	have been notified by the Internal Revenue Service that they are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder’s U.S. federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding

Independent Auditors

Ernst & Young serves as independent auditors for a Fund, and in that capacity examines the annual financial statements of the Company.

Bond Ratings

Securities ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition, which may be better or worse than the rating would indicate.

Although securities ratings are considered when making investment decisions, the Investment Adviser performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. This analysis may include consideration of the issuer’s experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. Relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects are also considered.

For more detailed information on bond ratings, including gradations within each category of quality, see Appendix A.

Code of Ethics

The Company, TIM and AFSG each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Company, TIM and AFSG from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities

Proxy Voting Policies and Procedures

As detailed in Appendix B, the Company uses the proxy voting policies and procedures of TIM to determine how to vote proxies relating to securities held by the Transamerica Premier Institutional Funds.

The Company will be required to file its complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year on Form N-PX. The Form is available without charge: (1) from the Company upon request by calling 1-800-892-7587; and (2) on the SEC’s website at www.sec.gov.

Disclosure of Portfolio Holdings

It is the policy of the Funds to protect the confidentiality of their holdings and prevent the selective disclosure of non-public information about the Funds’ portfolio holdings. The Funds’ service providers are required to comply with this policy. No information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party, except as provided below. The Board has adopted formal procedures governing compliance with the Funds’ policies.

The Funds, or their duly authorized service providers, may publicly disclose holdings of all Funds in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. A summary or list of a Fund’s completed purchases and sales may only be made available after the public disclosure of a Fund’s portfolio holdings.

The Funds publish portfolio holdings on a quarterly basis on their website at www.transamericafunds.com 30 days after the end of each calendar quarter. Such information remains online for 6 months. The day following such publication, the information is deemed to be publicly disclosed for the purposes of the policies and procedures adopted by the Funds. The Funds may then forward the information to investors and consultants requesting it.

There are numerous mutual fund evaluation services such as Standard & Poor’s, Morningstar or Lipper Analytical Services, and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. In order to facilitate the review of the Funds by these services and departments, the Funds may distribute (or authorize their service providers to distribute) portfolio holdings to such services and departments before their public disclosure is required or authorized provided that: (i) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become public information; and (ii) the recipient signs a written confidentiality agreement. Persons and entities unwilling to execute an acceptable confidentiality agreement may only receive portfolio holdings information that has otherwise been publicly disclosed. Neither the Funds nor their service providers receive any compensation from such services and departments. Subject to such departures as the Administrator’s compliance department believes reasonable and consistent with reasonably protecting the confidentiality of the portfolio information, each confidentiality agreement should generally provide that, among other things: the portfolio information is the confidential property of the Funds (and its service provider, if applicable) and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; the recipient of the portfolio information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the Confidentiality Agreement; and upon written request, the recipient agrees to promptly return or destroy, as directed, the portfolio information.

The Board and an appropriate officer of the Administrator’s compliance department or the Funds’ Chief Compliance Officer (“CCO”) may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information and waive certain requirements. To the extent required by law, the CCO reports to the Board violations of the Funds’ policies and procedures on disclosure of portfolio holdings.

Financial Statements

Because the Funds commenced operations on February 1, 2005, there is no financial information for the fiscal year ended December 31, 2004.

Appendix A

Description of Corporate Bond Ratings

Moody’s Investors Service, Inc. and Standard and Poor’s Corporation are two prominent independent rating agencies that rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus.

Moody’s Investors Service, Inc.

Aaa: Bonds with this rating are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.

Aa: Bonds with this rating are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude.

A: Bonds with this rating possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds with this rating are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds with this rating are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds with this rating generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds with this rating are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds with this rating represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds with this rating are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Generally, investment-grade debt securities are those rated Baa3 or better by Moody’s.

Standard & Poor’s Corporation

AAA: This rating is the highest rating assigned by Standard & Poor’s and is indicative of a very strong capacity to pay interest and repay principal.

AA: This rating indicates a very strong capacity to pay interest and repay principal and differs from the higher rated issues only by a small degree.

A: This rating indicates a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: This rating indicates an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC: These ratings indicate, on balance, a predominantly speculative capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: This rating indicates debt in default, and payment of interest and/or repayment of principal are in arrears.

The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories, for example A or B+.

Generally, investment-grade debt securities are those rated BBB or better by Standard & Poor’s.

Appendix B

Proxy Voting Procedures

Transamerica Investment Mangement, LLC

PROXY VOTING POLICY

INTRODUCTION

Normally, clients for which Transamerica Investment Management, LLC (“TIM”) has full discretionary investment authority expect TIM to vote proxies in accordance with TIM’s Proxy Voting Policy (the “Policy”). As such, TIM will vote on behalf of all accounts for which it has discretionary authority unless clients notify TIM in writing that they have retained the authority to vote their own proxies. Clients may also ask TIM to vote their proxies in accordance with specific Client Proxy guidelines.

STATEMENT OF POLICY

It is the policy of TIM to vote proxies in the best interest of its clients at all times.

TIM has proxy voting policy guidelines (the “Guidelines”) regarding certain issues that may come before shareholders from time to time. These Guidelines provide a roadmap for arriving at voting decisions and are not meant to be exhaustive of all issues that may be raised in any or all proxy ballots. The Guidelines are attached to this Policy as Appendix A.

PROXY COMMITTEE

In order to implement and monitor this Policy, TIM shall establish a Proxy Committee (the “Committee”), which will have responsibility for review of proxies voted by or to be voted by TIM, as well as to resolve issues which may arise in the process of voting proxies.

The Committee shall meet at a minimum annually and on an as needed basis. It shall not be required that the Committee members meet in person; in fact, it is contemplated that certain Committee members will take part in meetings via teleconference. The Committee shall consist of at least one Portfolio Manager, a member of the Legal/Compliance department, and other staff members of TIM as may be designated from time to time. Committee members may select designees in the event that they are unable to convene with the Committee.

It shall be the Committee’s responsibility to ensure that proxy votes are made in accordance with the Policy. Issues shall be raised to the Committee when needed and as appropriate to effectively carry out TIM’s proxy decisions. When applicable, the Committee shall review written materials pertinent to the vote at hand and shall hear verbal opinions from relevant portfolio managers and/or analysts as needed to fully consider the investment merits of the vote. Committee decisions and a record of Committee meetings shall be recorded and maintained by the Legal/Compliance department.

USE OF INDEPENDENT THIRD PARTY

TIM will maintain the services of a qualified independent third party (the “Independent Third Party”) to provide guidance on proxy voting issues. The Independent Third Party is set forth in Appendix B. TIM will consider the research provided by the Independent Third Party when making voting decisions on proxy issues, however, the final determination on voting rests with TIM.

CONFLICTS OF INTEREST BETWEEN TIM AND CLIENTS

TIM recognizes the potential for material conflicts that may arise between its own interests and those of the Clients. To address these concerns, TIM will take one of the following steps to avoid any impropriety or the appearance of impropriety: a) Vote in accordance with the recommendation of the Independent Third Party; or b) Obtain the consent(s) of the Client(s) whose accounts are involved in the conflict.

PROVISION OF TIME PROXY POLICY TO CLIENTS

TIM will make available to all Clients a copy of its Policy by maintaining a current version of the Policy on its website (www.timllc.com). Also, a copy of the Policy will be mailed to any Client at any time upon request.

PROXY VOTING POLICY GUIDELINES

The following is a concise summary of TIM’s proxy voting policy guidelines.

1.	Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent

•	Fees for non-audit services are excessive, or

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

2.	Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by TIM’s definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.	Shareholder Rights

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.	Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

5.	Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.

6.	Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.	Reincorporation Proposals

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.	Capital Structure

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis.

Vote AGAINST proposals at companies with dual-Class Capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

It is intended for financing purposes with minimal or no dilution to current shareholders

It is not designed to preserve the voting power of an insider or significant shareholder

9.	Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. TIM reviews Executive and Director compensation plans (including broad-based option plans) in the context of the transfer of shareholder wealth. This review encompasses not only a comparison of a plan relative to peer companies, but also on an absolute basis, considering the cost of the plan vs. the operating income and overall profitability of the firm in question.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

Management Proposals Seeking Approval to Reprice Options

Vote AGAINST proposals by management seeking approval to reprice options.

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value

•	Offering period is 27 months or less, and

•	Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

Shareholder Proposals on Compensation

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.	Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

INDEPENDENT THIRD PARTY

The following provider has been selected by TIM to function as the Independent Third Party as set forth in the Policy.

Institutional Shareholder Services, Inc. (“ISS”)

PART C

Other Information

Item 22.	Exhibits

(a)	(1) Articles of Incorporation (1)

(2)	Articles Supplementary of Transamerica Investors, Inc. filed herewith

(b)	Amended Bylaws of Transamerica Investors, Inc. filed herewith

(c)	Not Applicable

(d) (1)	Investment Advisory and Administrative Services Agreement between Transamerica Investors, Inc. and Transamerica Investment Services, Inc. on behalf of Transamerica Premier Funds (4)

(2)	Investment Advisory Agreement on behalf of Transamerica Premier Institutional Equity (6)

(3)	Amendment to Investment Advisory and Administrative Services Agreement on behalf of Transamerica Premier Equity and Transamerica Premier Balanced filed herewith

(4)	Investment Advisory Agreement for Premier Institutional Bond, Premier Institutional Small/Mid Cap Value and Premier Institutional Diversified Equity Funds filed herewith

(e)	(1) Distribution Agreement between Transamerica Investors, Inc. and AFSG Securities Corporation (5)

(2)	Underwriting Agreement between Transamerica Investors, Inc. and AFSG Securities Corporation (5)

(f)	Not Applicable

(g)	(1) Custodian Agreement between Transamerica Investors, Inc. and Investors Bank and Trust Company (5)

(2)	Delegation Agreement between Transamerica Investors, Inc. and Investors Bank and Trust Company (5)

(h)	(1) Form of Operating Agreement between Transamerica Investors, Inc. and Charles Schwab & Co. (2)

(2)	Subscription Agreement (1)

(3)	Transfer Agency Agreement between Transamerica Investors, Inc. and AEGON/Transamerica Investor Services, Inc. (5)

(4)	Amendment to Transfer Agency Agreement filed herewith

(5)	Administrative Services Agreement filed herewith

(i)	Opinion and Consent of Counsel filed herewith

(j)	Not Applicable

(k)	Not Applicable

(l)	Not Applicable

(m)	Form of Plan of Distribution Pursuant to Rule 12b-1 on behalf of:

(1)	Form of Investor Shares Plan of Distribution (5)

(2)	Form of Class A Shares Plan of Distribution (5)

(3)	Revised Class A Shares Plan of Distribution filed herewith

(n)	Multi-Class Plan Pursuant to Rule 18f-3 filed herewith

(o)	Reserved

(p)	Code of Ethics – Transamerica Investment Management, LLC filed herewith

(q)	Powers of Attorney (5)

(1)	Filed with the Initial Registration Statement on April 3, 1995

(2)	Filed with Pre-Effective Amendment No. 1 to this registration statement on August 29, 1995

(3)	Filed with Post-Effective Amendment No. 10 to this registration statement on April 30, 1998

(4)	Filed with Post-Effective Amendment No. 15 to this registration statement on April 28, 2000

(5)	Filed with Post-Effective Amendment No. 23 to this registration statement on May 3, 2004

(6)	Filed with Post-Effective Amendment No. 24 to this registration statement on June 1, 2004

Item 23.	Person Controlled by or Under Common Control With the Registrant

The Registrant, Transamerica Investors, Inc. is controlled by Transamerica Occidental Life Insurance Company (“Transamerica Occidental”), a wholly owned subsidiary of Transamerica Insurance Corporation of California, which, in turn, is a wholly owned subsidiary of Transamerica Corporation, a subsidiary of AEGON N.V.

Item 24.	Indemnification

Provisions relating to indemnification of the Registrant’s Directors and employees are included in Registrant’s Articles of Incorporation and Bylaws which are incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 25.	Business and Other Connections of the Investment Adviser

The Registrant’s Investment Adviser, Transamerica Investment Management, LLC, is owned by Transamerica Investment Services, Inc., which is a wholly owned subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. Transamerica Corporation is a wholly owned subsidiary of Transamerica Corporation, a subsidiary of AEGON, N.V.

Information as to the officers and directors of the Adviser is included in its Form ADV as filed with the Securities and Exchange Commission (registration number 801-57089) and is incorporated herein by reference.

Item 26.	Principal Underwriter

(a)	AFSG Securities Corporation (“AFSG”) serves as the principal underwriter of shares of the Funds

(b)	Directors and Officers of Principal Underwriter

Name	Positions and Offices with Underwriter		Positions and Offices with Registrant
Larry N. Norman	(1)	Director and President	N/A

Lisa Wachendorf	(1)	Director, Chief Compliance Officer and Vice President	N/A

John K. Carter	(2)	Vice President	Vice President & Secretary

Linda Gilmer	(1)	Assistant Treasurer	N/A

Frank A. Camp	(1)	Secretary	N/A

Thomas R. Moriarty	(2)	Vice President	N/A

Kim D. Day	(2)	Director and Vice President	Vice President & Treasurer

Emily Monroe Bates	(3)	Assistant Treasurer	N/A

Teresa L. Stolba	(1)	Assistant Compliance Officer	N/A

Clifton W. Flenniken III	(4)	Assistant Treasurer	N/A

Priscilla I. Hechler	(2)	Assistant Vice President and Assistant Secretary	N/A

Kyle A. Keelan	(2)	Vice President	N/A

Darin D. Smith	(1)	Vice President and Assistant Secretary	N/A

(1)	4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001

(2)	570 Carillon Parkway, St. Petersburg, FL 33716-1202

(3)	400 West Market Street, Louisville, KY 40202

(4)	1111 North Charles Street, Baltimore, MD 21201

Item 27.	Location and Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

(a)	Shareholder records are maintained by the Registrant’s transfer agent, Transamerica Fund Services, Inc., P.O. Box 9015, Clearwater, FL 33758-9015.

(b)	All other accounting records of the Registrant are maintained at the offices of the Registrant at 570 Carillon Parkway, St. Petersburg, Florida 33716 and are in the physical possession of the officers of the Fund, or at the offices of the Custodian, Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116.

Item 28.	Management Services

All management contracts are discussed in Parts A or B.

Items 29.	Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized in the city of St. Petersburg, and state of Florida, on the 31st day of January, 2005.

TRANSAMERICA INVESTORS, INC.

By:	/s/ John K. Carter
John K. Carter
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature and Title	Date

/s/ Charles C. Reed	January 31, 2005
Charles E. Reed*
Director and Chairman of the Board

/s/ Gary U. Rollé	January 31, 2005
Gary U. Rollé*
Director & President

/s/ Brian C. Scott	January 31, 2005
Brian C. Scott*
Chief Executive Officer

/s/ Kim D. Day	January 31, 2005
Kim D. Day
Vice President and Treasurer

/s/ Sandra N. Bane	January 31, 2005
Sandra Bane*
Director

/s/ Sidney E. Harris	January 31, 2005
Sidney E. Harris*
Director

/s/ Carl R. Terzian	January 31, 2005
Carl R. Terzian*
Director

/s/ John K. Carter
* Signed by John K. Carter
as Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

22.(a)(2)	Articles Supplementary of Transamerica Investors, Inc.

22.(b)	Amended Bylaws

22.(d)(3)	Amendment to Investment Advisory and Administrative Agreement on behalf of Transamerica Premier Equity and Transamerica Premier Balanced

22(d)(4)	Investment Advisory Agreement for Transamerica Premier Institutional Bond, Premier Institutional Small/Mid Cap Value and Premier Institutional Diversified Equity Funds

22.(h)(4)	Amendment to Transfer Agency Agreement

22.(h)(5)	Administrative Services Agreement

22.(i)	Opinion and Consent of Counsel

22.(m)(3)	Revised Class A Shares Plan of Distribution

22.(n)	Multi-Class Plan Pursuant to Rule 18f-3

22.(p)	Code of Ethics – Transamerica Investment Management, LLC